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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09721

Fixed Income SHares

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York	10105
(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna —

1345 Avenue of the Americas,

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: October 31, 2008

Date of reporting period: January 31, 2008

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (‘‘OMB’’) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments
Fixed Income SHares—Series C
Schedule of Investments
January 31, 2008 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
CORPORATE BONDS & NOTES–55.9%
	Aerospace–0.1%
$2,100	Embraer Overseas Ltd., 6.375%, 1/24/17	Baa3/BBB−	$2,018,730
	Airlines–2.9%
	Continental Airlines, Inc.,
2,100	6.503%, 6/15/11	Baa2/BBB+	2,071,557
900	7.918%, 5/1/10	Baa2/BBB+	913,500
	Northwest Airlines, Inc.,
1,852	7.041%, 4/1/22	NR/BBB	1,828,646
55,235	7.15%, 10/1/19 (f)	Aaa/AAA	56,885,397
86	United Air Lines, Inc., 10.125%, 3/22/15 (a)(e)	NR/NR	45,296
			61,744,396
	Automotive–0.0%
200	Daimler Finance North America LLC, 7.30%, 1/15/12	A3/BBB+	219,339
	Banking–13.9%
	Barclays Bank PLC (c)(k),
42,900	6.05%, 12/4/17	Aa2/AA−	44,349,720
200	7.434%, 12/15/17, FRN (h)	Aa3/NR	209,779
9,400	BNP Paribas, 5.186%, 6/29/15, FRN (c)(h)(k)	Aa3/AA−	8,556,021
6,600	Commonwealth Bank of Australia, 6.024%, 3/15/16, FRN (c)(h)(k)	Aa3/A+	6,188,530
16,300	Credit Agricole S.A., 6.637%, 5/31/17, FRN (c)(h)(k)	Aa3/A	14,864,263
30,200	Deutsche Bank AG, 6.00%, 9/1/17	Aa1/AA	32,213,162
5,000	HBOS Capital Funding L.P., 6.071%, 6/30/14, FRN (c)(h)(k)	A1/A	4,751,805
	HBOS PLC, FRN (c)(h)(k),
3,400	5.375%, 11/1/13	Aa3/A	3,158,270
400	5.92%, 10/1/15	A1/A	346,968
21,800	6.657%, 5/21/37	A1/A	17,844,608
51,100	HSBC Bank USA NA, 6.00%, 8/9/17	Aa3/AA−	53,391,222
	HSBC Capital Funding L.P., FRN (h),
10,900	4.61%, 6/27/13 (c)(k)	A1/A	10,085,694
€6,100	5.13%, 3/29/16	A1/A	8,085,312
$1,000	10.176%, 6/30/30 (c)(k)	A1/A	1,292,306
	HSBC Holdings PLC,
800	6.50%, 9/15/37	Aa3/A+	787,020
400	7.625%, 5/17/32	Aa3/A+	435,121
18,600	JPMorgan Chase Bank NA, 6.00%, 10/1/17	Aa1/AA−	19,455,526
500	KBC Bank Funding Trust III, 9.86%, 11/2/09, FRN (c)(h)(k)	A1/A	542,449
4,000	Rabobank Capital Funding II, 5.26%, 12/31/13, FRN (c)(h)(k)	Aa2/AA	3,802,236
5,800	Rabobank Capital Funding Trust, 5.254%, 10/21/16, FRN, UNIT (c)(h)(k)	Aa2/AA	5,333,668
11,400	RBS Capital Trust III, 5.512%, 9/30/14, FRN (h)	Aa3/A	10,712,865
3,100	Resona Bank Ltd., 5.85%, 4/15/16, FRN (c)(h)(k)	A2/BBB	2,872,107

Fixed Income SHares—Series C
Schedule of Investments
January 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Banking (continued)
	Royal Bank of Scotland Group PLC (h),
$22,200	6.99%, 10/5/17, FRN (c)(k)	Aa3/A	$22,267,532
15,000	7.64%, 9/29/17, FRN	Aa3/A	15,404,895
2,710	9.118%, 3/31/10	Aa3/A	2,939,345
	Sumitomo Mitsui Banking Corp., FRN,
¥200,000	0.95%, 6/2/49	NR/NR	1,878,847
$2,600	5.625%, 10/15/15 (c)(h)(k)	Aa3/A−	2,464,540
2,700	United Overseas Bank Ltd., 5.375%, 9/3/19, FRN (c)(k)	Aa2/A−	2,671,785
6,700	USB Capital IX, 6.189%, 4/15/11, FRN (h)	A1/A+	5,330,118
2,900	Wells Fargo Capital X, 5.95%, 12/15/36	Aa2/AA−	2,669,087
			304,904,801
	Computer Services–0.0%
500	International Business Machines Corp., 5.70%, 9/14/17	A1/A+	527,002
	Consumer Products–0.0%
300	American Greetings Corp., 7.375%, 6/1/16	Ba2/BB+	298,500
	Diversified Manufacturing–0.7%
15,000	Tyco Electronics Group S.A., 6.55%, 10/1/17 (c)(k)	Baa2/BBB	15,825,900
	Electronics–0.0%
500	Sanmina-SCI Corp., 8.125%, 3/1/16	B3/B−	438,750
	Energy–3.4%
2,900	DCP Midstream LLC, 5.375%, 10/15/15 (c)(k)	Baa2/BBB+	2,860,116
20,900	El Paso Corp., 7.00%, 6/15/17	Ba3/BB−	21,329,934
4,800	Enbridge Energy Partners L.P., 5.875%, 12/15/16	Baa2/BBB	4,809,115
	Energy Transfer Partners L.P.,
2,100	6.125%, 2/15/17	Baa3/BBB−	2,082,757
2,600	6.625%, 10/15/36	Baa3/BBB−	2,484,331
	Kinder Morgan Energy Partners L.P.,
5,800	6.00%, 2/1/17	Baa2/BBB	5,882,348
1,500	6.50%, 2/1/37	Baa2/BBB	1,464,642
5,500	7.30%, 8/15/33	Baa2/BBB	5,855,190
	Northwest Pipeline Corp.,
3,900	5.95%, 4/15/17	Baa2/BBB−	3,900,000
1,700	7.00%, 6/15/16	Baa2/BBB−	1,806,250
	NRG Energy, Inc.,
500	7.25%, 2/1/14	B1/B	488,125
1,100	7.375%, 2/1/16	B1/B	1,065,625
5,750	Pacific Energy Partners L.P., 6.25%, 9/15/15	Baa3/BBB−	5,888,316
550	Peabody Energy Corp., 7.375%, 11/1/16	Ba1/BB	565,125
2,600	Plains All American Pipeline L.P., 6.65%, 1/15/37	Baa3/BBB−	2,598,201
25	Sonat, Inc., 7.625%, 7/15/11	Ba3/BB−	25,769

Fixed Income SHares—Series C
Schedule of Investments
January 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Energy (continued)
	Southern Natural Gas Co.,
$4,400	5.90%, 4/1/17 (c)(k)	Baa3/BB	$4,430,536
400	8.00%, 3/1/32	Baa3/BB	451,085
1,950	Tennessee Gas Pipeline Co., 7.50%, 4/1/17	Baa3/BB	2,167,484
	Williams Cos., Inc.,
2,700	6.375%, 10/1/10 (c)(k)	Ba2/BBB−	2,787,750
2,000	7.625%, 7/15/19	Baa3/BB+	2,165,000
			75,107,699
	Financial Services–16.9%
6,700	American Express Co., 6.15%, 8/28/17	A1/A+	6,939,867
€4,300	Atlas Reinsurance PLC, 8.69%, 1/10/10, FRN (a)(c)(f)	NR/NR	6,490,727
$8,300	Bear Stearns Cos., Inc., 6.95%, 8/10/12	A2/A+	8,611,624
900	C5 Capital SPV Ltd., 6.196%, 12/31/11, FRN (c)(h)(k)	NR/BBB−	882,094
10,100	C8 Capital SPV Ltd., 6.64%, 12/31/14, FRN (c)(h)(k)	NR/BBB−	9,162,801
9,900	C10 Capital SPV Ltd., 6.722%, 12/31/16, FRN (c)(h)(k)	NR/BBB−	8,685,428
3,950	Calabash Re Ltd., 15.891%, 1/8/10, FRN (a)(c)(k)	NR/BB	4,118,830
10,000	Citigroup Capital XXI, 8.30%, 12/21/57, FRN	A1/A	10,822,960
	Citigroup, Inc.,
18,500	5.50%, 8/27/12	Aa3/AA	19,318,126
4,740	6.00%, 8/15/17	Aa3/AA−	4,967,961
7,000	6.125%, 11/21/17	Aa3/AA−	7,405,622
8,500	6.125%, 8/25/36	A1/A+	8,135,868
5,000	6.625%, 6/15/32	A1/A+	5,115,550
3,300	Covidien International Finance S.A., 6.55%, 10/15/37 (c)(k)	Baa1/A−	3,379,253
1,000	East Lane Re Ltd., 10.251%, 5/6/11, FRN (a)(c)(k)	NR/BB+	1,009,166
	Ford Motor Credit Co. LLC,
26,900	7.25%, 10/25/11	B1/B	23,935,862
800	7.375%, 10/28/09	B1/B	771,140
2,350	7.875%, 6/15/10	B1/B	2,215,239
400	9.75%, 9/15/10	B1/B	386,916
2,500	Fund American Cos., Inc., 5.875%, 5/15/13	Baa2/BBB	2,571,205
	General Electric Capital Corp., FRN,
€10,000	4.625%, 9/15/66 (c)(k)	Aa1/AA+	13,418,172
$5,000	6.375%, 11/15/67	Aa1/AA+	5,213,230
	General Motors Acceptance Corp. LLC,
45,000	6.00%, 12/15/11	Ba3/BB+	38,029,590
4,900	7.00%, 2/1/12	Ba3/BB+	4,259,820
	Goldman Sachs Group, Inc.,
1,900	5.25%, 10/15/13	Aa3/AA−	1,970,562
24,400	6.25%, 9/1/17	Aa3/AA−	25,956,354
7,500	6.75%, 10/1/37	A1/A+	7,390,448
1,450	Isles CBO Ltd., 5.586%, 10/27/10, FRN (c)(f)(k)	Baa3/NR	1,365,605

Fixed Income SHares—Series C
Schedule of Investments
January 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Financial Services (continued)
	JPMorgan Chase & Co.,
$31,600	6.00%, 1/15/18	Aa2/AA−	$32,905,143
2,400	6.625%, 3/15/12	Aa3/A+	2,585,952
8,800	JPMorgan Chase Capital XVIII, 6.95%, 8/17/36	Aa3/A	8,516,130
2,700	JPMorgan Chase Capital XX, 6.55%, 9/15/66	Aa3/A	2,482,636
2,000	Longpoint Re Ltd., 10.241%, 5/8/10, FRN (a)(c)(k)	NR/BB+	2,045,667
	Merrill Lynch & Co., Inc.,
800	6.05%, 8/15/12	A1/A+	834,623
17,800	6.40%, 8/28/17	A1/A+	18,342,491
¥100,000	Mizuho Financial Group, Inc., 1.883%, 12/31/49, FRN (f)	NR/NR	950,380
$11,100	Mizuho JGB Investment LLC, 9.87%, 6/30/08, FRN (c)(h)(k)	A1/A−	11,238,806
3,085	Mizuho Preferred Capital Co. LLC, 8.79%, 6/30/08, FRN (c)(h)(k)	A1/A−	3,123,140
	Morgan Stanley,
500	5.30%, 3/1/13	Aa3/AA−	508,711
2,800	5.375%, 10/15/15	Aa3/AA−	2,767,570
3,850	MUFG Capital Finance I Ltd., 6.346%, 7/25/16, FRN (h)	A2/BBB+	3,680,049
1,000	Mystic Re Ltd., 15.081%, 6/7/11, FRN (a)(c)(k)	NR/B+	1,045,585
1,900	Natexis Ambs Co. LLC, 8.44%, 6/30/08, FRN (a)(c)(h)(k)	A1/A+	1,938,030
700	Preferred Term Securities XIII, 5.541%, 3/24/34, FRN (a)(c)(k)	Aaa/AAA	682,010
7,600	Residential Capital LLC, 7.615%, 5/22/09, FRN	Ba3/BB+	5,206,000
	SB Treasury Co. LLC, FRN (h),
1,011	9.40%, 6/30/08 (c)(k)	A1/A−	1,031,086
2,400	9.40%, 6/30/08 (a)	A1/A−	2,457,337
	Teco Finance, Inc. (c)(k),
983	6.572%, 11/1/17 (a)	Baa3/NR	1,010,038
2,000	6.75%, 5/1/15	Baa3/NR	2,100,248
1,417	7.00%, 5/1/12 (a)	Baa3/NR	1,529,759
5,745	Tokai Preferred Capital Co. LLC, 9.98%, 6/30/08, VRN (c)(h)(k)	A1/A−	5,836,644
8,700	UBS AG, 5.875%, 12/20/17	Aaa/AA	9,164,093
5,900	UBS Preferred Funding Trust V, 6.243%, 5/15/16, FRN (h)	Aa2/A+	5,695,848
2,460	UFJ Finance Aruba AEC, 6.75%, 7/15/13	Aa3/A	2,729,535
7,400	Xstrata Finance Canada Ltd., 5.80%, 11/15/16 (c)(k)	Baa2/BBB+	7,082,488
			370,020,019
	Food & Beverage–0.3%
6,700	Kraft Foods, Inc., 6.50%, 8/11/17	Baa2/BBB+	7,016,783
400	Kroger Co., 6.20%, 6/15/12	Baa2/BBB−	423,625
			7,440,408
	Healthcare & Hospitals–0.4%
	Boston Scientific Corp.,
2,600	5.45%, 6/15/14	Ba2/BB+	2,327,000
2,800	6.00%, 6/15/11	Ba2/BB+	2,744,000
650	Coventry Health Care, Inc., 5.875%, 1/15/12	Ba1/BBB	671,969

Fixed Income SHares—Series C
Schedule of Investments
January 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Healthcare & Hospitals (continued)
	HCA, Inc.,
$900	6.75%, 7/15/13	Caa1/B−	$812,250
1,000	7.19%, 11/15/15	Caa1/B−	861,556
1,700	Hospira, Inc., 6.05%, 3/30/17	Baa3/BBB	1,760,826
			9,177,601
	Hotels/Gaming–0.4%
2,000	Mandalay Resort Group, 6.50%, 7/31/09	Ba2/BB	2,010,000
	MGM Mirage, Inc.,
1,000	6.00%, 10/1/09	Ba2/BB	1,000,000
5,500	6.625%, 7/15/15	Ba2/BB	5,101,250
			8,111,250
	Insurance–2.8%
	American International Group, Inc.,
€7,800	4.875%, 3/15/67, FRN	Aa3/A+	9,751,265
$7,400	5.05%, 10/1/15	Aa2/AA	7,327,968
15,700	5.85%, 1/16/18	Aa2/AA	15,793,808
4,500	6.25%, 5/1/36	Aa2/AA	4,580,685
5,000	Metropolitan Life Global Funding I, 4.625%, 8/19/10 (c) (k)	Aa2/AA	5,182,090
¥100,000	Mizuho Financial Group, Inc., 1.317%, 11/24/49, FRN (f)	NR/NR	945,111
	Residential Reins Ltd., FRN (a) (c) (k),
$14,300	11.124%, 6/7/10	NR/BB+	14,540,240
4,000	12.374%, 6/7/10	NR/BB	4,108,807
			62,229,974
	Metals & Mining–0.8%
2,100	Corp Nacional del Cobre de Chile, 6.15%, 10/24/36 (c) (k)	Aa3/A	2,069,689
	Freeport-McMoRan Copper & Gold, Inc.,
1,700	8.375%, 4/1/17	Ba3/BB	1,810,500
6,800	8.394%, 4/1/15, FRN	Ba3/BB	6,689,500
	Vale Overseas Ltd.,
4,450	6.25%, 1/11/16	Baa3/BBB	4,444,326
2,200	6.25%, 1/23/17	Baa3/BBB	2,178,244
			17,192,259
	Multi-Media–3.1%
1,530	British Sky Broadcasting PLC, 8.20%, 7/15/09	Baa2/BBB	1,622,565
2,500	Comcast Cable Communications Holdings, Inc., 8.375%, 3/15/13	Baa2/BBB+	2,834,432
1,000	Comcast Cable Communications, Inc., 7.125%, 6/15/13	Baa2/BBB+	1,085,230
	Comcast Corp.,
500	5.30%, 1/15/14	Baa2/BBB+	496,317
10,600	5.875%, 2/15/18	Baa2/BBB+	10,622,843
1,700	5.90%, 3/15/16	Baa2/BBB+	1,717,758
15,000	6.45%, 3/15/37	Baa2/BBB+	14,599,635

Fixed Income SHares—Series C
Schedule of Investments
January 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Multi-Media (continued)
	COX Communications, Inc.,
$1,100	6.45%, 12/1/36 (c) (k)	Baa3/BBB−	$1,069,746
3,000	7.75%, 11/1/10	Baa3/BBB−	3,255,141
	CSC Holdings, Inc.,
810	7.875%, 2/15/18	B2/B+	733,050
775	8.125%, 8/15/09	B2/B+	790,500
	Echostar DBS Corp.,
2,000	6.375%, 10/1/11	Ba3/BB−	1,975,000
5,700	7.00%, 10/1/13	Ba3/BB−	5,742,750
	News America Holdings, Inc.,
100	5.30%, 12/15/14	Baa2/BBB+	101,586
1,480	9.25%, 2/1/13	Baa2/BBB+	1,731,516
	Rogers Cable, Inc.,
1,300	5.50%, 3/15/14	Baa3/BBB−	1,283,625
CAD800	7.25%, 12/15/11	Baa3/BBB−	854,743
	Time Warner Cable, Inc.,
$6,940	5.85%, 5/1/17	Baa2/BBB+	6,965,796
8,390	6.55%, 5/1/37	Baa2/BBB+	8,347,765
1,600	Time Warner, Inc., 5.50%, 11/15/11	Baa2/BBB+	1,619,030
	Viacom, Inc.,
200	5.625%, 8/15/12	Baa3/BBB	202,623
400	6.625%, 5/15/11	Baa3/BBB	418,886
			68,070,537
	Oil & Gas–4.7%
4,600	Anadarko Finance Co., 6.75%, 5/1/11	Baa3/BBB−	4,934,282
	Anadarko Petroleum Corp.,
4,000	5.95%, 9/15/16	Baa3/BBB−	4,137,120
4,000	6.45%, 9/15/36	Baa3/BBB−	4,097,552
	Apache Corp.,
700	5.625%, 1/15/17	A3/A−	728,914
3,000	6.00%, 1/15/37	A3/A−	3,014,262
	Canadian Natural Resources Ltd.,
2,400	6.00%, 8/15/16	Baa2/BBB	2,456,827
4,500	6.50%, 2/15/37	Baa2/BBB	4,518,635
	Chesapeake Energy Corp.,
1,700	6.375%, 6/15/15	Ba3/BB	1,657,500
900	7.00%, 8/15/14	Ba3/BB	904,500
3,500	7.50%, 6/15/14	Ba3/BB	3,587,500
13,800	Citic Resources Finance Ltd., 6.75%, 5/15/14 (c) (h) (k)	Ba2/BB+	12,834,000
5,000	Devon Energy Corp., 7.95%, 4/15/32	Baa1/BBB	6,150,315

Fixed Income SHares—Series C
Schedule of Investments
January 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Oil & Gas (continued)
	Devon Financing Corp.,
$2,900	6.875%, 9/30/11	Baa1/BBB	$3,172,046
1,300	7.875%, 9/30/31	Baa1/BBB	1,583,981
4,700	EnCana Corp., 6.50%, 8/15/34	Baa2/A−	4,839,999
2,675	Enterprise Products Operating L.P., 4.625%, 10/15/09	Baa3/BBB−	2,709,368
	Gazprom AG,
4,500	9.625%, 3/1/13 (c) (d)	A3/BBB	5,203,350
7,600	9.625%, 3/1/13	A3/BBB	8,807,990
3,626	Gazprom International S.A., 7.201%, 2/1/20	NR/BBB+	3,740,548
700	Hess Corp., 7.875%, 10/1/29	Baa3/BBB−	838,145
1,372	Kern River Funding Corp., 4.893%, 4/30/18 (c) (k)	A3/A−	1,386,835
	Pioneer Natural Resources Co.,
400	5.875%, 7/15/16	Ba1/BB+	369,564
1,900	6.875%, 5/1/18	Ba1/BB+	1,842,284
1,200	Plains Exploration & Production Co., 7.00%, 3/15/17	B1/BB−	1,146,000
3,500	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, 9/30/20	Aa2/A	3,392,550
	Tesoro Corp.,
1,100	6.25%, 11/1/12	Ba1/BB+	1,100,000
9,250	6.50%, 6/1/17	Ba1/BB+	9,065,000
	XTO Energy, Inc.,
1,700	6.10%, 4/1/36	Baa2/BBB	1,691,903
3,000	7.50%, 4/15/12	Baa2/BBB	3,355,437
			103,266,407
	Paper/Paper Products–0.5%
3,900	Abitibi-Consolidated, Inc., 8.55%, 8/1/10	B3/B	3,217,500
	Georgia-Pacific LLC,
2,900	7.00%, 1/15/15 (c) (k)	Ba3/B	2,798,500
2,600	7.125%, 1/15/17 (c) (k)	Ba3/B	2,489,500
1,400	7.25%, 6/1/28	B2/B	1,197,000
1,000	7.375%, 12/1/25	B2/B	885,000
			10,587,500
	Real Estate–0.1%
2,750	Forest City Enterprises, Inc., 7.625%, 6/1/15	Ba3/BB−	2,653,750
	Retail–0.1%
850	JC Penney Corp., Inc., 7.125%, 11/15/23	Baa3/BBB−	876,439
1,300	Yum! Brands, Inc., 6.25%, 4/15/16	Baa2/BBB−	1,346,589
			2,223,028
	Telecommunications–1.6%
	AT&T Corp.,
2,352	7.30%, 11/15/11	A2/A	2,591,356
1,500	8.00%, 11/15/31	A2/A	1,812,345

Fixed Income SHares—Series C
Schedule of Investments
January 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Telecommunications (continued)
$100	British Telecommunications PLC, 8.625%, 12/15/10	Baa1/BBB+	$111,658
	Deutsche Telekom International Finance BV,
2,500	8.00%, 6/15/10	A3/A−	2,699,480
€1,280	8.125%, 5/29/12	A3/A−	2,113,389
$2,700	Nextel Communications, Inc., 7.375%, 8/1/15	Baa3/BBB−	2,472,854
	Qwest Communications International, Inc.,
6,950	7.25%, 2/15/11	Ba3/B+	6,915,250
5,000	7.50%, 2/15/14	Ba3/B+	4,975,000
2,000	Qwest Corp., 8.241%, 6/15/13, FRN	Ba1/BBB−	1,960,000
CAD400	Rogers Wireless, Inc., 7.625%, 12/15/11	Baa3/BBB−	430,335
$4,800	Sprint Capital Corp., 8.75%, 3/15/32	Baa3/BBB−	4,724,482
3,500	Telefonica Emisones s.A.u., 5.984%, 6/20/11	Baa1/BBB+	3,644,400
900	Verizon New England, Inc., 6.50%, 9/15/11	Baa1/A	954,799
100	Vodafone Group PLC, 7.75%, 2/15/10	Baa1/A−	106,828
			35,512,176
	Tobacco–0.4%
8,030	RJ Reynolds Tobacco Holdings, Inc., 7.75%, 6/1/18	Ba1/BBB	8,615,347
	Utilities–2.6%
2,700	Bruce Mansfield Unit, 6.85%, 6/1/34	Baa2/BBB	2,814,748
400	Columbus Southern Power Co., 5.50%, 3/1/13	A3/BBB	415,244
1,300	Constellation Energy Group, Inc., 7.00%, 4/1/12	Baa1/BBB+	1,401,559
	Consumers Energy Co.,
2,050	5.00%, 2/15/12	Baa1/BBB	2,083,798
850	5.00%, 3/15/15	Baa1/BBB	842,641
3,000	5.15%, 2/15/17	Baa1/BBB	2,968,836
1,100	5.375%, 4/15/13	Baa1/BBB	1,118,731
1,300	Dayton Power & Light Co., 5.125%, 10/1/13	A2/A−	1,337,023
15,100	Enel Finance International S.A., 6.25%, 9/15/17 (c) (k)	A2/A−	15,654,925
1,600	Energy East Corp., 6.75%, 7/15/36	Baa2/BBB	1,626,819
2,000	Entergy Arkansas, Inc., 4.50%, 6/1/10	Baa1/A−	1,984,620
	Entergy Louisiana LLC,
3,300	4.67%, 6/1/10	Baa1/A−	3,286,797
91	8.09%, 1/2/17	Baa2/BBB	91,831
200	Idaho Power Co., 6.60%, 3/2/11	A3/A	217,801
1,000	Midamerican Energy Holdings Co., 5.875%, 10/1/12	Baa1/BBB+	1,065,878
	Nevada Power Co.,
1,600	5.95%, 3/15/16	Baa3/BB+	1,629,326
3,000	6.50%, 5/15/18	Baa3/BB+	3,165,825
1,000	6.65%, 4/1/36	Baa3/BB+	1,015,989
	Ohio Edison Co.,
1,700	5.45%, 5/1/15	Baa2/BBB−	1,695,225
1,600	5.647%, 6/15/09 (c) (k)	Baa2/BBB−	1,637,163

Fixed Income SHares—Series C
Schedule of Investments
January 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Utilities (continued)
$500	PSE&G Power LLC, 7.75%, 4/15/11	Baa1/BBB	$545,516
2,900	Public Service Co. of Oklahoma, 6.15%, 8/1/16	Baa1/BBB	3,027,269
1,700	Sierra Pacific Power Co., 6.00%, 5/15/16	Baa3/BB+	1,737,012
450	System Energy Resources, Inc., 5.129%, 1/15/14 (c) (k)	Baa3/BBB+	471,020
1,000	Tampa Electric Co., 6.875%, 6/15/12	Baa2/BBB−	1,091,083
4,500	Toledo Edison Co., 6.15%, 5/15/37	Baa3/BBB−	4,217,517
			57,144,196
	Waste Disposal–0.2%
4,800	Allied Waste North America, Inc., 6.50%, 11/15/10	B1/BB+	4,776,000
	Total Corporate Bonds & Notes (cost–$1,239,252,591)		1,228,105,569
U.S. GOVERNMENT AGENCY SECURITIES–52.8%
	Fannie Mae–47.7%
–(g)	4.00%, 2/25/09, CMO	Aaa/AAA	384
145,200	5.00%, TBA, MBS (d)	Aaa/AAA	144,360,599
8	5.422%, 8/25/18, CMO, FRN	Aaa/AAA	7,839
513	5.50%, 12/1/35, MBS	Aaa/AAA	520,570
248	5.50%, 2/1/36, MBS	Aaa/AAA	251,220
271	5.50%, 9/1/36, MBS	Aaa/AAA	275,164
235	5.50%, 12/1/36, MBS	Aaa/AAA	238,357
2,078	5.50%, 1/1/37, MBS	Aaa/AAA	2,107,017
1,785	5.50%, 2/1/37, MBS	Aaa/AAA	1,809,430
641	5.50%, 3/1/37, MBS (d)	Aaa/AAA	650,064
4,445	5.50%, 3/1/37, MBS	Aaa/AAA	4,506,146
1,306	5.50%, 4/1/37, MBS	Aaa/AAA	1,323,917
2,638	5.50%, 5/1/37, MBS	Aaa/AAA	2,674,427
6,466	5.50%, 6/1/37, MBS	Aaa/AAA	6,554,878
8,034	5.50%, 7/1/37, MBS	Aaa/AAA	8,144,217
5,694	5.50%, 8/1/37, MBS	Aaa/AAA	5,771,668
6,044	5.50%, 9/1/37, MBS	Aaa/AAA	6,126,470
2,025	5.50%, 10/1/37, MBS	Aaa/AAA	2,053,168
790	5.50%, 11/1/37, MBS	Aaa/AAA	800,351
484	5.50%, 1/1/38, MBS	Aaa/AAA	490,720
723,500	5.50%, TBA, MBS (d)	Aaa/AAA	732,182,538
11	5.597%, 2/1/18, FRN, MBS	Aaa/AAA	10,714
125,000	6.00%, TBA, MBS (d)	Aaa/AAA	128,261,750
9	7.364%, 4/1/17, FRN, MBS	Aaa/AAA	9,497
			1,049,131,105
	Freddie Mac–1.2%
1,835	4.50%, 3/15/16, CMO	Aaa/AAA	1,854,638
22,000	5.50%, TBA, MBS (d)	Aaa/AAA	22,271,568
13	5.625%, 12/1/18, FRN, MBS	Aaa/AAA	12,802

Fixed Income SHares—Series C
Schedule of Investments
January 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Freddie Mac (continued)
$2,629	6.00%, 10/1/27, MBS	Aaa/AAA	$2,703,495
33	6.275%, 6/1/30, FRN, MBS	Aaa/AAA	33,788
			26,876,291
	Government National Mortgage Association–0.7%
3,012	4.75%, 6/20/34, FRN, MBS	Aaa/AAA	3,028,465
1,981	6.00%, 8/15/37, MBS	Aaa/AAA	2,046,614
10,000	6.00%, TBA, MBS (d)	Aaa/AAA	10,326,560
25	6.375%, 1/20/22, FRN, MBS	Aaa/AAA	25,201
23	7.50%, 1/15/31, MBS	Aaa/AAA	25,200
53	7.50%, 8/15/31, MBS	Aaa/AAA	57,658
			15,509,698
	Small Business Administration Participation Certificates–3.2%
1,254	4.504%, 2/1/14	Aaa/AAA	1,236,949
36,491	5.32%, 1/1/27	Aaa/AAA	37,976,843
28,638	5.70%, 8/1/26	Aaa/AAA	30,484,291
			69,698,083
	Total U.S. Government Agency Securities (cost–$1,154,708,250)		1,161,215,177
SENIOR LOANS (b)(k)–6.8%
	Automotive–0.6%
13,761	Ford Motor Corp., 8.00%, 12/15/13, Term B		12,084,662
	Hertz Corp.,
111	4.91%, 12/21/12		106,470
35	6.75%, 12/21/12, Term B		33,201
340	6.89%, 12/21/12, Term B		325,691
243	6.92%, 12/21/12, Term B		232,879
			12,782,903
	Drugs & Medical Products–0.2%
	Mylan Laboratories, Inc., Term B (a),
3,044	6.625%, 10/2/14		2,982,942
1,956	8.125%, 10/2/14		1,917,058
			4,900,000
	Energy–0.6%
	Kinder Morgan Energy Partners L.P., Term B,
12,629	4.78%, 5/30/14		12,515,585
202	6.35%, 5/24/14		199,706
			12,715,291
	Entertainment–0.1%
2,970	MGM Studios, 8.108%, 4/8/12, Term B		2,653,896

Fixed Income SHares—Series C
Schedule of Investments
January 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Financial Services–4.2%
$102,718	Chrysler Financial Corp., 8.99%, 8/3/12		$92,445,750
	Healthcare & Hospitals–0.1%
1,985	HCA, Inc., 7.08%, 11/16/13, Term B		1,839,071
	Hotels/Gaming–0.3%
	Las Vegas Sands Corp. (a),
200	3.00%, 5/15/14, Term DD		177,687
995	6.58%, 5/23/14		883,996
	MGM Mirage, Inc.,
1,800	4.405%, 10/3/11		1,634,625
1,200	6.114%, 10/3/11		1,089,750
1,200	6.187%, 10/3/11		1,089,750
1,800	6.494%, 10/3/11		1,634,625
			6,510,433
	Multi-Media–0.0%
992	Metro-Goldwyn Mayer, Inc., 8.108%, 4/8/12, Term B		886,934
	Paper/Paper Products–0.7%
	Georgia-Pacific Corp., Term B,
5,000	3.00%, 12/22/12 (d)		4,628,125
833	6.58%, 12/20/12		771,367
1,055	6.831%, 12/20/12		976,415
8,966	6.896%, 12/20/12		8,299,525
			14,675,432
	Total Senior Loans (cost–$158,675,402)		149,409,710
MORTGAGE-BACKED SECURITIES–1.5%
4,400	Banc of America Commercial Mortgage, Inc., 5.889%, 7/10/44, CMO, VRN	NR/AAA	4,501,318
3,000	Chase Commercial Mortgage Securities Corp.,
	6.484%, 2/12/16, CMO, VRN (c)(k)	Aaa/NR	3,116,348
8,000	Citigroup/Deutsche Bank Commercial Mortgage Trust,
	5.545%, 1/15/46, CMO, VRN	Aaa/AAA	7,881,101
2,646	Downey Savings & Loan Assoc. Mortgage Loan Trust,
	6.981%, 7/19/44, CMO, FRN	Aaa/AAA	2,701,848
6,505	Greenpoint Mortgage Funding Trust, 3.606%, 6/25/45, CMO, FRN	Aaa/AAA	6,151,297
35,493	Hilton Hotel Pool Trust, 0.60%, 10/3/15, CMO, IO, VRN (c)(k)	Aaa/AAA	589,918
1,000	JPMorgan Chase Commercial Mortgage Securities Corp.,
	5.336%, 5/15/47, CMO	Aaa/AAA	978,919
2,097	Ocwen Residential MBS Corp., 7.00%, 10/25/40, CMO, VRN (c)(k)	B3/NR	1,317,647
563	PNC Mortgage Acceptance Corp., 7.61%, 2/15/10, CMO	Aaa/NR	585,697
4,163	Washington Mutual, Inc., 5.308%, 11/25/34, CMO, FRN	Aaa/AAA	4,070,377
	Total Mortgage-Backed Securities (cost–$32,889,231)		31,894,470

Fixed Income SHares—Series C
Schedule of Investments
January 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
SOVEREIGN DEBT OBLIGATIONS–1.2%
	Brazil–0.4%
	Federal Republic of Brazil,
BRL7,650	10.25%, 1/10/28	Ba1/BB+	$4,087,836
BRL6,300	12.50%, 1/5/22	Ba1/BB+	3,929,017
			8,016,853
	Korea–0.0%
$1,000	Export-Import Bank of Korea, 5.214%, 6/1/09, FRN	Aa3/A	1,002,724
	Mexico–0.4%
	United Mexican States,
3,238	6.75%, 9/27/34	Baa1/BBB+	3,518,087
4,000	8.00%, 9/24/22	Baa1/BBB+	4,946,000
			8,464,087
	Russia–0.4%
7,159	Russian Federation, 7.50%, 3/31/30, VRN	Baa2/BBB+	8,239,736
	Total Sovereign Debt Obligations (cost–$25,192,763)		25,723,400
MUNICIPAL BONDS–1.1%
	California–0.1%
2,400	Golden State Tobacco Securitization Corp. Rev., GO,
	5.75%, 6/1/47, Ser. A-1	Baa3/BBB	2,302,584
	Michigan–0.4%
8,555	Detroit City School Dist., GO, 5.00%, 5/1/33, Ser. B (FGIC, Q-SBLF)	Aaa/AAA	8,593,498
	Ohio–0.6%
13,550	Buckeye Tobacco Settlement Financing Auth. Rev.,
	5.75%, 6/1/34, Ser. A-2	Baa3/BBB	13,051,224
	Total Municipal Bonds (cost–$23,813,488)		23,947,306
CONVERTIBLE BONDS–1.0%
	Oil & Gas–1.0%
	Chesapeake Energy Corp.,
18,200	2.50%, 5/15/37	Ba3/BB	19,815,250
1,200	2.75%, 11/15/35	Ba3/BB	1,378,500
	Total Convertible Bonds (cost–$19,963,372)		21,193,750
ASSET-BACKED SECURITIES–0.3%
	Green Tree Financial Corp.,
509	6.22%, 3/1/30	NR/BBB	500,680
6,235	6.53%, 2/1/31, VRN	NR/B−	5,590,667

Fixed Income SHares—Series C
Schedule of Investments
January 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Keystone Owner Trust (c)(k),
$93	8.35%, 12/25/24	Ba2/NR	$89,505
6	9.00%, 1/25/29	Ba2/NR	5,091
	Total Asset-Backed Securities (cost–$6,362,291)		6,185,943
Shares
PREFERRED STOCK–0.1%
	Financial Services–0.1%
56,000	Goldman Sachs Group, Inc., 5.629% (cost–$1,400,000)	A2/A	1,243,200
Principal Amount (000)
SHORT-TERM INVESTMENTS–19.0%
	Commercial Paper–7.9%
	Financial Services–7.9%
$66,100	Danske Corp., 3.025%, 3/4/08 (c)	P-1/A-1+	65,912,332
56,900	Rabobank USA Financial Corp., 3.01%, 2/1/08	P-1/A-1+	56,900,000
52,200	UBS Finance, 3.07%, 4/23/08	P-1/A-1+	51,834,078
	Total Commercial Paper (cost–$174,647,309)		174,646,410
	U.S. Government Agency Securities–5.2%
113,400	Federal Home Loan Bank Discount Notes,
	2.005%, 2/1/08 (cost-$113,400,000)	NR/A-1+	113,400,000
	Corporate Notes–1.3%
	Airlines–0.0%
500	Continental Airlines, Inc., 6.32%, 11/1/08	Baa2/A−	497,500
627	JetBlue Airways Corp., 7.969%, 11/15/08, FRN	B1/BB−	622,703
			1,120,203
	Financial Services–0.2%
4,205	Ford Motor Credit Co. LLC, 6.625%, 6/16/08	B1/B	4,197,562
1,000	Spinnaker Capital Ltd., 16.491%, 6/15/08, FRN (a)(c)(k)	B1/NR	1,036,321
			5,233,883
	Food & Beverage–0.3%
3,450	H.J. Heinz Co., 5.772%, 12/1/08 (c)(k)	Baa2/BBB	3,546,452
	Funeral Services–0.0%
400	Service Corp. International, 6.50%, 3/15/08	B1/BB−	401,797
	Oil & Gas–0.1%
2,800	Salomon Brothers AG for OAO Siberian Oil Co., 10.75%, 1/15/09	Ba1/BBB−	2,948,960
	Telecommunications–0.1%
€840	France Telecom S.A., 6.75%, 3/14/08, VRN	A3/A−	1,245,838
$1,350	Sprint Capital Corp., 6.125%, 11/15/08	Baa3/BBB−	1,349,178
			2,595,016

Fixed Income SHares—Series C
Schedule of Investments
January 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Utilities–0.6%
$1,000	Carolina Power & Light Co., 6.65%, 4/1/08	A3/BBB	$1,003,398
500	Cleveland Electric Illuminating Co., 6.86%, 10/1/08	Baa2/BBB+	508,796
1,500	Entergy Gulf States, Inc., 3.60%, 6/1/08	Baa3/BBB+	1,492,941
7,100	IPALCO Enterprises, Inc., 8.375%, 11/14/08	Ba1/BB−	7,242,000
1,600	Ohio Edison Co., 4.00%, 5/1/08	Baa2/BBB−	1,597,928
			11,845,063
	Waste Disposal–0.0%
500	Waste Management, Inc., 6.50%, 11/15/08	Baa3/BBB	511,239
	Total Corporate Notes (cost–$27,881,204)		28,202,613
	U.S. Treasury Bills (i)–0.2%
4,680	2.99%-3.12%, 2/28/08-3/13/08 (cost–$4,665,297)		4,665,297
	Repurchase Agreements–4.4%
88,400	Lehman Brothers, Inc., dated 1/31/08, 1.83%, due 2/1/08, proceeds $88,404,494; collateralized by U.S. Treasury Inflation Index Bond, 3.625%, due 4/15/28, valued at $91,429,898 including accrued interest		88,400,000
8,967	State Street Bank & Trust Co., dated 1/31/08, 2.65%, due 2/1/08, proceeds $8,967,660; collateralized by Fannie Mae,
	5.00% due 2/27/08, valued at $9,147,206 including accrued interest		8,967,000
	Total Repurchase Agreements (cost–$97,367,000)		97,367,000
	Total Short-Term Investments (cost–$417,960,810)		418,281,320

Contracts/ Notional Amount
OPTIONS PURCHASED (j)–2.4%
	Call Options–2.2%
	2-Year Interest Rate Swap (OTC),
	Pay 3-Month EUR LIBOR Floating Rate Index,
1,928,000,000	strike rate 4.12%, expires 3/16/09	14,650,359
	2-Year Interest Rate Swap (OTC),
	Pay 3-Month USD LIBOR Floating Rate Index,
70,000,000	strike rate 4.25%, expires 7/6/09	1,327,403
66,300,000	strike rate 5.00%, expires 8/28/09	1,905,707
	2-Year Interest Rate Swap (OTC),
	Pay 6-Month GBP LIBOR Floating Rate Index,
1,184,000,000	strike rate 5.30%, expires 3/14/08	18,654,794
	Euro versus Japanese Yen (OTC),
9,000,000	strike price $148.40, expires 6/3/10	840,966

Fixed Income SHares—Series C
Schedule of Investments
January 31, 2008 (unaudited) (continued)

Contracts/ Notional Amount		Value*
	Call Options (continued)
	Euro versus U.S. Dollar (OTC),
$24,000,000	strike price $1.36, expires 5/21/08	$2,947,874
28,600,000	strike price $1.38, expires 5/21/10	3,206,558
19,000,000	strike price $1.38, expires 6/3/10	2,138,717
	U.S. Dollar versus Brazilian Real (OTC),
250,000,000	strike price $3.05, expires 2/21/08	250
	U.S. Dollar versus Japanese Yen (OTC),
10,200,000	strike price $104, expires 3/17/10	408,428
5,000,000	strike price $105.20, expires 3/31/10	167,475
20,000,000	strike price $105.40, expires 3/31/10	649,200
	U.S. Dollar versus Mexican Peso (OTC),
124,000,000	strike price $15, expires 2/28/08	1,240
	U.S. Treasury Bond 30 yr. Futures (CBOT),
750	strike price $132, expires 2/22/08	11,719
334	strike price $139, expires 2/22/08	5,219
	U.S. Treasury Notes 2 yr. Futures (CBOT),
541	strike price $114.25, expires 2/22/08	8,453
1,060	strike price $115.50, expires 2/22/08	16,561
450	strike price $118, expires 2/22/08	7,031
	U.S. Treasury Notes 5 yr. Futures (CBOT),
55	strike price $122.50, expires 2/22/08	859
830	strike price $126, expires 2/22/08	12,969
3,073	strike price $127, expires 2/22/08	48,016
552	strike price $130, expires 2/22/08	8,625
	U.S. Treasury Notes 10 yr. Futures (CBOT),
828	strike price $132, expires 2/22/08	12,938
2,017	strike price $136, expires 2/22/08	31,516
5,095	strike price $137, expires 2/22/08	79,609
2,420	strike price $138, expires 2/22/08	37,812
		47,180,298
	Put Options–0.2%
	2-Year Interest Rate Swap (OTC)
	Pay 3-Month USD LIBOR Floating Rate Index,
680,000,000	strike rate 4.77%, expires 3/6/08	136
	Euro-Bobl (OTC),
112	strike price $103, expires 2/22/08	829
	Euro Bund (OTC),
2,018	strike price $126 expires 2/22/08	29,879
	Euro-Schatz (OTC),
3,356	strike price $107, expires 2/22/08	24,844
1,359	strike price $107.20, expires 2/22/08	10,061
5,968	strike price $107.30, expires 2/22/08	44,181

Fixed Income SHares—Series C
Schedule of Investments
January 31, 2008 (unaudited) (continued)

Contracts/ Notional Amount		Value*
	Put Options (continued)
	Euro versus Japanese Yen (OTC),
$9,000,000	strike price $148.40, expires 6/3/10	$914,136
	Euro versus U.S. Dollar (OTC),
24,000,000	strike price $1.36, expires 5/21/08	81,102
28,600,000	strike price $1.38, expires 5/21/10	1,089,611
19,000,000	strike price $1.38, expires 6/3/10	726,746
	Fannie Mae (OTC),
145,000,000	strike price $85, expires 3/5/08	6
123,000,000	strike price $86, expires 4/7/08	13,177
59,000,000	strike price $86.38, expires 2/5/08	—
89,000,000	strike price $87.78, expires 2/5/08	1
436,000,000	strike price $89, expires 3/5/08	2,171
20,000,000	strike price $90, expires 2/13/08	40
	Financial Future Euro–90 day (CME),
150	strike price $92.25, expires 6/16/08	—
3,500	strike price $92.75, expires 3/17/08	9
1,518	strike price $93, expires 3/17/08	4
7,500	strike price $93.25, expires 3/17/08	19
	Freddie Mac (OTC),
22,000,000	strike price $86.84, expires 2/5/08	—
	GNMA (OTC),
5,000,000	strike price $91, expires 2/13/08	8
	United Kingdom–90 day (CME),
8,036	strike price $92.5, expires 6/18/08	20
11,361	strike price $93, expires 3/19/08	29
27	strike price $93.125, expires 3/19/08	—
	U.S. Treasury Inflation Index Bonds (OTC),
100,000,000	strike price $85, expires 3/5/08	100
283,300,000	strike price $92.50, expires 2/28/08	283
	U.S. Dollar versus Japanese Yen (OTC),
10,200,000	strike price $104, expires 3/17/10	606,370
5,000,000	strike price $105.20, expires 3/31/10	324,100
20,000,000	strike price $105.40, expires 3/31/10	1,312,280
	U.S. Treasury Notes 10 yr. Futures (CBOT),
862	strike price $99, expires 2/22/08	13,469
572	strike price $101.50, expires 2/22/08	8,937
1,051	strike price $102, expires 2/22/08	16,422
		5,218,970
	Total Options Purchased (cost–$24,966,871)	52,399,268
	Total Investments before options written — 142.1%
	(cost–$3,105,185,069)	3,119,599,113

Fixed Income SHares—Series C
Schedule of Investments
January 31, 2008 (unaudited) (continued)

Contracts/ Notional Amount			Value*
OPTIONS WRITTEN (j)–(0.8)%
	Call Options–(0.7)%
	2-Year Interest Rate Swap (OTC),
	Pay 3-Month EUR LIBOR Floating Rate Index,
$423,000,000	strike rate 4.25%, expires 3/16/09		$(9,886,797)
	7-Year Interest Rate Swap (OTC),
	Pay 3-Month USD LIBOR Floating Rate Index,
19,700,000	strike rate 4.90%, expires 7/6/09		(935,478)
	10-Year Interest Rate Swap (OTC),
	Pay 6-Month GBP LIBOR Floating Rate Index,
296,000,000	strike rate 4.85%, expires 3/14/08		(2,868,891)
21,700,000	strike rate 5.32%, expires 8/28/09		(1,366,347)
	U.S. Treasury Bond 30 yr. Futures (CBOT),
80	strike price $117, expires 2/22/08		(237,500)
			(15,295,013)
	Put Options–(0.1)%
	2-Year Interest Rate Swap (OTC),
	Pay 3-Month USD LIBOR Floating Rate Index,
1,360,000,000	strike rate 5.04%, expires 3/6/08		(136)
	5-Year Interest Rate Swap (OTC),
	Pay 3-Month USD LIBOR Floating Rate Index,
413,800,000	strike rate 5.10%, expires 3/16/09		(2,246,438)
	U.S. Treasury Notes 10 yr. Futures (CBOT),
1,368	strike price $107, expires 2/22/08		(21,375)
			(2,267,949)
	Total Options Written (premium received–$17,381,905)		(17,562,962)
	Total Investments net of options written (cost–$3,087,803,164)	141.3%	3,102,036,151
	Liabilities in excess of other assets	(41.3)	(906,545,563)
	Net Assets	100.0%	$2,195,490,588

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their discretion pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The Fund’s investments in senior floating rate loans (‘‘Senior Loans’’) for which a secondary market exists will be valued at the mean of the last available bid and asked prices in the market for such Senior Loans, as provided by an independent pricing service. Other Senior Loans are valued at fair value pursuant to procedures approved by the Fund’s Board of Trustees (which include consideration and evaluation of: (1) the creditworthiness of the borrower and any intermediate participants; (2) the term of the Senior Loan; (3) recent prices in the market for similar loans, if any; (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturity; and (5) general economic and market conditions affecting the fair value of the Senior Loan). Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (‘‘NYSE’’) on each day the NYSE is open for business.

(a)	Illiquid security.
(b)	These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the ‘‘LIBOR’’ or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on January 31, 2008.
(c)	144A Security — Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(d)	When-issued or delayed-delivery security. To be settled/delivered after January 31, 2008.
(e)	Security in default.
(f)	Fair-valued security — Securities with an aggregate value of $66,637,220, representing 3.04% of net assets.
(g)	Principal amount less than $500.
(h)	Perpetual maturity security. Maturity date shown is date of first call. Interest date is fixed until the first call date and variable thereafter.
(i)	All or partial amount segregated as collateral for futures contracts, option written, and/or swap securities.
(j)	Non-income producing.
(k)	Private Placement — Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $486,748,290, representing 22.17% of net assets.

Glossary:

BRL – Brazilian Real
CAD – Canadian Dollar
CBOT – Chicago Board of Trade
CME – Chicago Mercantile Exchange
CMO – Collateralized Mortgage Obligation
€/EUR – Euro
FGIC – insured by Financial Guaranty Insurance Co.
FRN – Floating Rate Note. The interest rate disclosed reflects the rate in effect on January 31, 2008.
£/GBP – Great British Pound
GO – General Obligation Bond
IO – Interest only
¥ – Japanese Yen
LIBOR – London Inter-bank Offered Rate
MBS – Mortgage-Backed Securities
NR – Not Rated
OTC – Over the Counter
Q-SBLF – Qualified School Bond Loan Fund
TBA – To Be Announced
UNIT – More than one class of securities traded together.

VRN –	Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on January 31, 2008.

Other Investments:

(1)	Futures contracts outstanding at January 31, 2008:

Type		Contracts	Market Value (000)	Expiration Date	Unrealized Appreciation (Depreciation)
Long:	Canadian 10 yr. Bond Futures	56	$6,452	3/19/08	$64,655
	Euribor Futures	2,997	1,061,860	3/17/08	920,858
	Euribor Futures	770	274,912	3/16/09	2,086,752
	Euribor Futures	3,001	1,067,109	6/16/08	4,009,543
	Euribor Futures	551	196,692	6/15/09	1,361,831
	Euribor Futures	1,000	356,491	9/15/08	2,165,413
	Euribor Futures	736	262,582	9/14/09	1,628,535
	Euro Bobl 5 yr. Futures	112	18,338	3/6/08	189,196
	Financial Future Euro – 90 day	12,172	2,954,601	3/17/08	66,984,619
	Financial Future Euro – 90 day	257	62,679	9/15/08	1,410,288
	Financial Future Euro – 90 day	32	7,781	3/16/09	163,836
	Financial Future Euro – 90 day	907	219,709	9/14/09	2,042,851
Short:	Euro Bund 10 yr. Futures	(1,984)	(342,778)	3/6/08	(3,868,406)
	Euro-Schatz 2 yr. Futures	(9,183)	(1,420,954)	3/6/08	(7,317,449)
	United Kingdom – 90 day	(2)	(474)	3/18/09	(536)
	United Kingdom – 90 day	(3)	(711)	6/17/09	(729)
	U.S. Treasury Bond Futures	(3,222)	(384,425)	3/19/08	(4,744,940)
	U.S. Treasury Notes 2 yr. Futures	(1,084)	(231,129)	3/31/08	(3,786,700)
					$59,414,474

(2) Transactions in options written for the three months ended January 31, 2008:

	Contracts/ Notional	Premiums
Options outstanding, October 31, 2007	2,200,719,470	$21,720,337
Options written	847,300,080	7,287,681
Options exercised	(513,818,102)	(11,626,113)
Options outstanding, January 31, 2008	2,534,201,448	$17,381,905

(3) Credit default swap agreements outstanding at January 31, 2008:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Payments Received (Paid) by Fund	Unrealized Appreciation (Depreciation)
Bank of America
Dow Jones CDX	$66,100	6/20/12	(2.75)%	$3,860,894
Goldman Sachs
Anadarko Petroleum	3,700	3/20/08	0.15%	(324)
Autozone	2,400	6/20/12	(0.34)%	38,384
Centex	2,300	3/20/17	(0.849)%	393,426
Chesapeake Energy	1,500	3/20/14	1.32%	(91,729)
Citigroup	3,900	12/20/12	0.77%	3,000
Citigroup	7,000	12/20/12	0.80%	15,007
Commerbank AG	€33,300	9/20/12	(0.55)%	343,591
Commerbank AG	€33,300	9/20/12	(0.52)%	406,992
ConAgra Foods	$1,500	6/20/12	(0.299)%	8,794
Dexia Credit	€16,500	9/20/12	(0.42)%	605,931
Dow Jones CDX	$41,800	6/20/17	(0.60)%	1,755,091
Ford Motor Credit	10,000	3/20/08	1.30%	(15,739)
Ford Motor Credit	6,500	9/20/12	5.60%	(274,782)

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Payments Received (Paid) by Fund	Unrealized Appreciation (Depreciation)
GMAC	5,000	9/20/12	4.80%	(476,814)
GMAC	16,800	9/20/12	5.40%	(1,283,707)
International Paper	3,000	6/20/10	0.78%	16,750
Kohl’s	2,400	6/20/12	(0.22)%	79,191
Lehman Brothers	72,300	9/20/08	0.18%	(800,671)
Macy’s	300	6/20/12	(0.53)%	17,642
Morgan Stanley	59,900	9/20/08	0.17%	(416,333)
Morgan Stanley	5,600	9/20/12	0.90%	(55,596)
Nordstrom	2,200	6/20/11	(0.18)%	35,256
Pulte Homes	10,000	6/20/12	(1.26)%	902,877
Pulte Homes	7,000	6/20/12	(1.17)%	654,594
Pulte Homes	2,300	3/20/17	(0.859)%	305,074
SLM	4,100	3/20/13	2.95%	(178,620)
Southwest Airlines	2,000	6/20/11	(0.29)%	47,323
VF	2,400	6/20/12	(0.22)%	26,279
VF	6,800	12/20/12	(0.45)%	20,685
Weyerhaeuser	2,300	3/20/17	(1.018)%	80,303
Whirlpool	700	6/20/12	(0.63)%	11,172
Lehman Brothers
AIG	3,500	12/20/12	0.85%	(50,074)
Bear Stearns	9,400	9/20/12	0.48%	(743,456)
Centex	4,000	6/20/12	(1.169)%	456,982
Chesapeake Energy	2,300	3/20/14	1.16%	(159,875)
Citigroup	3,900	12/20/12	0.70%	(12,944)
Dow Jones CDX	11,760	6/20/12	1.20%	(576,163)
Dow Jones CDX	13,300	6/20/12	(1.40)%	690,842
Dow Jones CDX	15,000	12/20/12	(2.45)%	747,034
Federal Republic of Brazil	4,400	7/20/13	2.02%	135,589
Ford Motor Credit	20,000	3/20/08	0.75%	(59,671)
Ford Motor Credit	16,900	9/20/12	5.15%	(940,500)
Ford Motor Credit	5,300	9/20/12	5.55%	(231,930)
GMAC	15,000	3/20/08	0.75%	(72,980)
GMAC	10,000	3/20/08	1.05%	(40,965)
GMAC	2,500	3/20/08	1.55%	(7,037)

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Payments Received (Paid) by Fund	Unrealized Appreciation (Depreciation)
Lehman Brothers
GMAC	$8,500	9/20/12	4.80%	$(810,584)
GMAC	12,300	9/20/12	5.60%	(862,155)
Goldman Sachs	9,800	9/20/12	0.585%	(104,589)
International Paper	1,000	6/20/12	(0.45)%	15,957
Lennar	6,800	6/20/12	(1.09)%	1,046,669
Masco	9,600	6/20/12	(0.589)%	494,305
MeadWestvaco	1,000	6/20/12	(0.51)%	16,379
Merrill Lynch	3,300	12/20/12	(0.83)%	73,512
Nordstrom	600	6/20/12	(0.179)%	16,270
Pemex	8,000	3/20/09	0.34%	(92)
Proctor & Gamble	40,200	9/20/08	0.07%	(27,582)
Reynolds American	1,800	6/20/12	1.00%	2,590
Toll Brothers	5,500	6/20/12	(1.08)%	297,039
Toll Brothers	2,300	3/20/17	(1.20)%	134,318
United Mexican States	7,500	3/20/09	0.24%	(6,146)
United Mexican States	1,000	1/20/17	0.67%	(45,775)
Weyerhaeuser	700	6/20/12	(0.45)%	24,679
Merrill Lynch & Co.
AIG	4,000	12/20/12	0.90%	(45,330)
Apache	4,500	6/20/10	0.39%	8,081
Canadian Natural Resources	1,800	3/20/10	0.32%	(4,930)
Centex	4,500	3/20/12	(0.45)%	605,966
Clorox	8,000	12/20/12	(0.424)%	86,724
Dow Jones CDX	9,600	6/20/12	(1.40)%	517,373
Ford Motor Credit	1,100	9/20/10	3.80%	(75,457)
Ford Motor Credit	3,800	9/20/12	5.53%	(168,549)
General Electric	1,800	6/20/10	0.30%	(17,731)
GMAC	7,000	9/20/12	5.43%	(528,245)
JPMorgan Chase	3,000	9/20/12	0.39%	(29,706)
Lennar	4,700	3/20/12	(0.58)%	778,325
Norfolk Southern	11,000	12/20/12	(0.27)%	165,901
Norfolk Southern	3,800	12/20/12	(0.24)%	62,579
Pulte Homes	2,500	3/20/12	(0.45)%	292,123
SLM	3,000	12/20/12	2.90%	(132,536)
TJX Cos.	10,000	12/20/12	(0.424)%	110,097
Toll Brothers	3,900	3/20/12	(0.89)%	232,045
XTO Energy	1,300	3/20/10	0.38%	3,861
Morgan Stanley
Altria Group	2,500	12/20/10	0.95%	31,235
Bank of America	3,000	9/20/12	0.28%	(59,917)
Black & Decker	8,700	12/20/12	(0.42)%	272,924
Black & Decker	7,800	12/20/12	(0.40)%	251,799
Ciba Specialty Chemicals Holding	€10,000	3/20/13	(0.78)%	464,950
Citigroup	$3,000	9/20/12	0.28%	(61,174)
ConocoPhillips	4,700	3/20/11	0.23%	(19,928)
Darden Restaurants	2,500	6/20/12	(0.49)%	85,634
Dow Jones CDX	25,200	12/20/16	(0.65)%	1,147,468
Experian	€10,000	3/20/13	(0.66)%	106,492
Glitnir Banki	$20,000	6/20/12	(0.29)%	2,770,846

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Payments Received (Paid) by Fund	Unrealized Appreciation (Depreciation)
Morgan Stanley
GMAC	$3,000	3/20/08	0.60%	$(15,749)
Inco	9,000	12/20/11	(0.50)%	18,220
International Paper	8,500	6/20/12	(0.32)%	181,822
Liz Claiborne	3,300	6/20/12	(0.48)%	247,698
Lowes Cos.	6,000	12/20/12	(0.54)%	66,073
MeadWestvaco	7,700	6/20/12	(0.54)%	116,482
Newell Rubbermaid	9,400	12/20/12	(0.318)%	156,150
Republic of Indonesia	7,700	3/20/09	0.46%	(52,015)
Republic of Peru	7,700	3/20/09	0.32%	(18,521)
Russian Federation	8,000	3/20/09	0.31%	(27,324)
Sherwin-Williams	9,200	12/20/12	(0.28)%	160,169
Sherwin-Williams	6,900	12/20/12	(0.26)%	126,489
SLM	8,200	12/20/08	3.00%	(58,939)
Staples	4,800	12/20/12	(0.74)%	33,171
Staples	5,000	12/20/12	(0.35)%	125,286
Time Warner	5,000	9/20/10	0.58%	(80,636)
Ukraine	7,700	3/20/09	0.66%	(38,408)
Vale Overseas	9,000	12/20/11	0.70%	(303,532)
Walt Disney	1,400	6/20/11	(0.18)%	9,907
Weyerhaeuser	4,500	6/20/12	(0.44)%	160,504
Whirlpool	2,300	3/20/17	(0.78)%	53,789
				$13,145,144

(4) Interest rate swap agreements outstanding at January 31, 2008:

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)
Goldman Sachs	€20,800	9/19/09	6-month EUR-LIBOR	4.00%	$104,193
Goldman Sachs	€5,900	3/30/12	5-Year French CPI Ex-Tobacco Daily Reference Index	1.96%	(103,162)
Goldman Sachs	£102,700	3/20/13	6-Month GBP-LIBOR	5.00%	59,536
Goldman Sachs	$758,700	6/18/13	3-Month USD-LIBOR	4.00%	23,482,121
Lehman Brothers	AUD489,000	9/15/09	3-Month Australian Bank Bill	7.00%	(600,879)
Lehman Brothers	AUD34,000	6/15/10	6-Month Australian Bank Bill	7.00%	(294,810)
Lehman Brothers	AUD72,100	6/15/17	6.75%	6-Month Australian Bank Bill	533,939
Lehman Brothers	21,000	12/15/35	4.00%	6-Month GBP-LIBOR	1,904,836
Merrill Lynch & Co.	BRL151,000	1/4/10	BRL-CDI- Compounded	12.948%	147,848
Merrill Lynch & Co.	CAD344,500	6/20/12	3-Month Canadian Bank Bill	5.00%	4,832,187
Merrill Lynch & Co.	MXN750,000	11/4/16	28-Day Mexico Interbank TIIE Banxico	8.17%	(583,264)
Merrill Lynch & Co.	CAD445,900	6/20/17	5.50%	3-Month Canadian Bank Bill	(767,135)
Merrill Lynch & Co.	$700	12/15/24	6.00%	3-Month USD-LIBOR	(73,965)
Merrill Lynch & Co.	CAD9,200	6/15/27	3-Month Canadian Bank Bill	4.50%	(288,779)
Morgan Stanley	NZD110,345	6/15/09	3-Month New Zealand Bank Bill	7.25%	(1,071,003)
Morgan Stanley	AUD510,000	9/15/09	3-Month Australian Bank Bill	7.00%	(212,199)
Morgan Stanley	€420,500	12/19/09	6-month EUR-LIBOR	4.00%	2,234,680
Morgan Stanley	BRL138,000	1/4/10	BRL-CDI- Compounded	12.78%	56,235
Morgan Stanley	€306,400	3/19/10	6-month EUR-LIBOR	4.50%	3,508,617

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)
Morgan Stanley	AUD233,000	6/15/10	6-Month Australian Bank Bill	7.00%	(1,745,965)
Morgan Stanley	MXN109,000	11/4/16	28-Day Mexico Interbank TIIE Banxico	8.17%	(97,881)
Morgan Stanley	AUD59,900	6/15/17	6.50%	6-Month Australian Bank Bill	1,258,918
Morgan Stanley	$6,000	6/18/18	5.00%	3-Month USD-LIBOR	28,583
Morgan Stanley	17,500	6/20/22	3-Month USD-LIBOR	5.00%	1,346,293
Morgan Stanley	511,100	6/18/28	5.00%	3-Month USD-LIBOR	(26,941,573)
Morgan Stanley	£9,500	12/15/35	4.00%	6-Month GBP-LIBOR	215,852
Morgan Stanley	$221,000	6/18/38	5.00%	3-Month USD-LIBOR	(109,039)
Morgan Stanley	51,900	6/18/38	5.00%	3-Month USD-LIBOR	(375,024)
					$6,449,160

AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CDI – Inter-bank Deposit Certificate
CPI – Consumer Price Index
EUR/€ – Euro
£/GBP – Great British Pound
LIBOR – London Inter-bank Offered Rate
MXN – Mexican Peso
NZD – New Zealand Dollar
TIIE – Inter-bank Equilibrium Interest Rate

The Fund received $101,000,000 par value in U.S. Treasury Bills as collateral for swap contracts.

(5) Forward foreign currency contracts outstanding at January 31, 2008:

	U.S.$ Value Origination Date	U.S.$ Value January 31, 2008	Unrealized Appreciation (Depreciation)
Purchased:
41,099,516 Australian Dollar settling 2/7/08	$35,154,471	$36,650,053	$1,495,582
100,418,000 Australian Dollar settling 2/21/08	86,902,407	89,414,318	2,511,911
213,045,930 Brazilian Real settling 3/4/08	109,622,753	120,141,159	10,518,406
19,784,802 Brazilian Real settling 7/2/08	10,142,298	10,909,191	766,893
213,045,930 Brazilian Real settling 12/2/08	112,489,301	113,760,481	1,271,180
5,550,000 Canadian Dollar settling 3/6/08	5,540,049	5,499,895	(40,154)
111,000,000 Chilean Peso settling 3/13/08	969,123	1,097,600	128,477
511,455,000 Chilean Peso settling 12/10/08	1,055,308	1,074,528	19,220

	U.S.$ Value Origination Date	U.S.$ Value January 31, 2008	Unrealized Appreciation (Depreciation)
1,429,629 Indian Rupee settling 5/12/08	3,590,378	3,700,246	109,868
466,012,050 Indian Rupee settling 5/27/08	11,515,000	11,747,747	232,747
11,850,000 Indian Rupee settling 8/12/08	646,651	642,257	(4,394)
4,357,234,000 Japanese Yen settling 2/7/08	39,254,714	41,000,812	1,746,098
7,074,320,500 South Korean Won settling 5/30/08	7,585,546	7,477,127	(108,419)
42,284,985 South Korean Won settling 8/4/08	4,946,738	4,844,142	(102,596)
185,385,711 Mexican Peso settling 3/13/08	16,761,889	17,059,216	297,327
1,198,852,298 Mexican Peso settling 7/10/08	105,303,906	108,754,765	3,450,859
25,061,000 Norwegian Krone settling 3/6/08	4,520,953	4,595,225	74,272
711,818 New Zealand Dollar settling 2/14/08	548,171	556,491	8,320
12,499,066 Polish Zloty settling 3/13/08	4,325,834	5,117,706	791,872
15,987,838 Polish Zloty settling 7/10/08	5,821,168	6,486,679	665,511
2,278,757,816 Russian Ruble settling 7/10/08	90,083,783	92,288,535	2,204,752
170,468,800 Russian Ruble settling 11/5/08	6,845,724	6,854,954	9,230
245,802,250 Russian Ruble settling 11/19/08	9,882,406	9,870,097	(12,309)
1,237,119 Singapore Dollar settling 2/20/08	831,225	873,480	42,255
15,657,751 Singapore Dollar settling 5/22/08	10,543,151	11,095,063	551,912
6,083,304 Taiwan Dollar settling 3/28/08	189,393	190,228	835
2,596,750 South African Rand settling 3/13/08	359,820	343,080	(16,740)
Sold:
157,114,316 Australian Dollar settling 2/28/08	139,171,861	139,794,607	(622,746)
213,045,930 Brazilian Real settling 3/4/08	118,513,126	120,141,159	(1,628,033)
1,544,800 Canadian Dollar settling 2/4/08	1,541,686	1,532,068	9,618
511,455,000 Chilean Peso settling 3/13/08	1,074,711	1,097,600	(22,889)
2,271,000 Euro Currency settling 2/6/08	3,356,690	3,361,906	(5,216)
56,784,000 Euro Currency settling 2/26/08	84,283,356	84,016,332	267,024
82,723,000 Pound Sterling settling 3/6/08	163,738,713	164,105,584	(366,871)
690,000 New Zealand Dollar settling 2/28/08	535,095	538,327	(3,232)
141,421,804 Russian Ruble settling 7/10/08	5,542,693	5,727,512	(184,819)
			$24,055,751

Fixed Income SHares—Series H
Schedule of Investments
January 31, 2008 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
MUNICIPAL BONDS–94.4%
	Arizona–6.7%
$100	Health Facs. Auth. Rev., Beatitudes Project, 5.20%, 10/1/37	NR/NR	$83,894
100	Pima Cnty. Industrial Dev. Auth. Rev., 6.375%, 6/1/36	NR/NR	98,252
			182,146
	California–12.3%
	Statewide Community Dev. Auth. Rev.,
100	Baptist Univ., 5.50%, 11/1/38, Ser. A	NR/NR	95,600
100	Valleycare Health, 5.125%, 7/15/31, Ser. A	NR/NR	88,601
150	Univ. Rev., 5.00%, 5/15/41, Ser. D (FGIC)	Aaa/AA	151,542
			335,743
	Colorado–3.3%
100	Health Facs. Auth. Rev., Volunteers of America, 5.25%, 7/1/27	NR/NR	88,533
	Florida–3.4%
100	Sarasota Cnty. Health Fac. Auth. Rev., 5.75%, 7/1/37	NR/NR	92,297
	Illinois–3.4%
100	Finance Auth. Rev., Dekalb Supportive Living, 6.10%, 12/1/41 (b)	NR/NR	92,749
	Indiana–3.5%
100	Vigo Cnty. Hospital Auth. Rev., 5.70%, 9/1/37 (a)	NR/NR	94,027
	Iowa–3.2%
100	Finance Auth. Rev., 5.50%, 11/15/37	NR/NR	87,012
	Maryland–3.2%
100	Health & Higher Educational Facs. Auth. Rev., 5.30%, 1/1/37	NR/NR	87,240
	Michigan–10.2%
100	Kalamazoo Economic Dev. Corp. Rev., 5.50%, 5/15/36	NR/NR	89,068
100	Meridian Economic Dev. Corp. Rev., 5.25%, 7/1/26	NR/NR	92,018
100	Tobacco Settlement Finance Auth. Rev., 5.125%, 6/1/22, Ser. A	NR/BBB	96,308
			277,394
	Minnesota–6.7%
100	North Oaks, Presbyterian Homes Rev., 6.125%, 10/1/39	NR/NR	98,682
100	St. Paul Housing & Redev. Auth. Rev., 5.375%, 5/1/43	NR/NR	82,961
			181,643
	Missouri–3.5%
100	Branson Regional Airport Transportation Dev. Dist. Rev., 6.00%, 7/1/25, Ser. B (b)	NR/NR	95,730
	New Jersey–3.6%
100	Middlesex Cnty. Improvement Auth. Rev., 6.125%, 1/1/25, Ser. B	NR/NR	98,905
	New Mexico–3.5%
100	Otero Cnty. Rev., 6.00%, 4/1/28	NR/NR	96,592

Fixed Income SHares—Series H
Schedule of Investments
January 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Pennsylvania–3.2%
$100	Allegheny Cnty. Hospital Dev. Auth. Rev., 5.375%, 11/15/40, Ser. A	Ba2/BB	$87,478
	Tennessee–3.4%
100	Blount Cnty. Health & Educational Facs. Board Rev., 5.125%, 4/1/23, Ser. A	NR/NR	92,866
	Texas–7.3%
100	Maverick Cnty. Public Fac. Corp., 6.375%, 2/1/29, Ser. A-1	NR/NR	94,117
100	Willacy Cnty. Rev., 6.875%, 9/1/28, Ser. A-1	NR/NR	104,695
			198,812
	Utah–7.1%
100	Spanish Fork City Rev., 5.55%, 11/15/21	NR/NR	96,812
100	Utah Cnty. Lincoln Academy Charter School, GO,
	5.875%, 6/15/37, Ser. A (ACA) (a)	NR/NR	95,492
			192,304
	Virginia–3.5%
100	Lewistown Commerce Center Community Dev. Auth. Rev., 6.05%, 3/1/27	NR/NR	94,770
	Wisconsin–3.4%
100	Milwaukee Redev. Auth. Rev., 5.65%, 8/1/37, Ser. A	NR/NR	91,837
	Total Municipal Bonds (cost–$2,759,911)		2,568,078

Shares
EXCHANGE-TRADED FUND–10.1%
274,000	SSgA Tax Free Money Market Fund (cost–$274,000)		274,000
	Total Investments (cost–$3,033,911)	104.5%	2,842,078
	Liabilities in excess of other assets	(4.5)	(123,005)
	Net Assets	100.0%	$2,719,073

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their discretion pursuant to guidelines established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (‘‘NYSE’’) on each day the NYSE is open for business.

(a)	144A Security — Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(b)	Subject to Alternative Minimum Tax.

Glossary:

ACA – insured by American Capital Access Holding Ltd.
FGIC – insured by Financial Guaranty Insurance Co.
GO – General Obligation Bond
NR – Not Rated

Other Investments:

(1)	Futures contracts outstanding at January 31, 2008:

Type		Contracts	Market Value (000)	Expiration Date	Unrealized Depreciation
Short:	U.S. Treasury Bond Futures	(4)	$(477)	3/19/08	$(12,267)

Fixed Income SHares—Series M
Schedule of Investments
January 31, 2008 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
U.S. GOVERNMENT AGENCY SECURITIES–448.5%
	Fannie Mae–367.6%
$24	3.776%, 3/25/09, CMO, FRN	Aaa/AAA	$23,751
104	3.825%, 8/25/21, CMO, FRN	Aaa/AAA	105,118
3,654	4.00%, 11/25/19, CMO	Aaa/AAA	3,505,750
6,051	4.062%, 1/1/34, FRN, MBS (j)	Aaa/AAA	6,063,411
593	4.448%, 10/1/34, FRN, MBS	Aaa/AAA	599,677
300	4.50%, 11/25/14, CMO	Aaa/AAA	304,164
1,834	4.50%, 7/1/21, MBS (j)	Aaa/AAA	1,838,500
287	4.50%, 12/1/21, MBS (j)	Aaa/AAA	287,623
583	4.50%, 1/1/22, MBS (j)	Aaa/AAA	584,886
34	4.50%, 2/1/22, MBS (j)	Aaa/AAA	34,010
7,894	4.50%, 4/1/22, MBS (j)	Aaa/AAA	7,914,685
30,662	4.50%, 5/1/22, MBS (j)	Aaa/AAA	30,741,504
1,181	4.50%, 6/1/22, MBS (j)	Aaa/AAA	1,184,547
5,172	4.50%, 7/1/22, MBS (j)	Aaa/AAA	5,185,297
21,032	4.50%, 1/25/25, CMO	Aaa/AAA	21,150,990
8,500	4.50%, 11/25/26, CMO	Aaa/AAA	8,083,037
563	4.527%, 12/1/34, FRN, MBS	Aaa/AAA	571,305
1,098	4.824%, 4/1/35, FRN, MBS	Aaa/AAA	1,114,237
490	4.854%, 1/1/33, FRN, MBS	Aaa/AAA	505,036
5,527	4.898%, 11/1/35, FRN, MBS	Aaa/AAA	5,534,838
913	4.966%, 2/1/33, FRN, MBS	Aaa/AAA	938,390
1,980	5.00%, 9/25/14, CMO	Aaa/AAA	2,048,319
200	5.00%, 1/25/16, CMO	Aaa/AAA	203,125
291	5.00%, 9/1/17, MBS (j)	Aaa/AAA	297,149
2,196	5.00%, 1/1/19, MBS (j)	Aaa/AAA	2,231,316
9,958	5.00%, 6/1/19, MBS (j)	Aaa/AAA	10,112,920
2,646	5.00%, 7/1/19, MBS (j)	Aaa/AAA	2,687,216
6,242	5.00%, 8/1/19, MBS (j)	Aaa/AAA	6,339,280
7,210	5.00%, 9/1/19, MBS (j)	Aaa/AAA	7,323,622
2,801	5.00%, 10/1/19, MBS (j)	Aaa/AAA	2,844,549
2,846	5.00%, 11/1/19, MBS (j)	Aaa/AAA	2,889,964
2,919	5.00%, 12/1/19, MBS (j)	Aaa/AAA	2,964,459
5,671	5.00%, 1/1/20, MBS (j)	Aaa/AAA	5,759,535
2,931	5.00%, 2/1/20, MBS (j)	Aaa/AAA	2,972,811
260	5.00%, 3/1/20, MBS (j)	Aaa/AAA	263,476
623	5.00%, 4/1/20, MBS (j)	Aaa/AAA	631,877
2,020	5.00%, 5/1/20, MBS (j)	Aaa/AAA	2,049,106
35	5.00%, 6/1/20, MBS	Aaa/AAA	35,331
1,378	5.00%, 6/1/20, MBS (j)	Aaa/AAA	1,398,104
25,569	5.00%, 7/1/20, MBS (j)	Aaa/AAA	25,934,880
40,682	5.00%, 8/1/20, MBS (j)	Aaa/AAA	41,264,842
22,853	5.00%, 9/1/20, MBS (j)	Aaa/AAA	23,180,432

Fixed Income SHares—Series M
Schedule of Investments
January 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Fannie Mae (continued)
$11,068	5.00%, 10/1/20, MBS (j)	Aaa/AAA	$11,226,792
2,833	5.00%, 11/1/20, MBS (j)	Aaa/AAA	2,873,457
311	5.00%, 12/1/20, MBS (j)	Aaa/AAA	315,349
3,120	5.00%, 1/1/21, MBS (j)	Aaa/AAA	3,164,083
4,320	5.00%, 2/1/21, MBS (j)	Aaa/AAA	4,381,442
418	5.00%, 3/1/21, MBS (j)	Aaa/AAA	424,128
334	5.00%, 4/1/21, MBS (j)	Aaa/AAA	338,648
336	5.00%, 5/1/21, MBS (j)	Aaa/AAA	341,128
686	5.00%, 6/1/21, MBS (j)	Aaa/AAA	695,704
74	5.00%, 7/1/21, MBS (j)	Aaa/AAA	75,336
112	5.00%, 9/1/21, MBS (j)	Aaa/AAA	113,370
1,443	5.00%, 10/1/21, MBS (j)	Aaa/AAA	1,462,967
1,710	5.00%, 11/1/21, MBS (j)	Aaa/AAA	1,733,390
873	5.00%, 12/1/21, MBS (j)	Aaa/AAA	885,241
2,531	5.00%, 1/1/22, MBS (j)	Aaa/AAA	2,566,380
2,230	5.00%, 2/1/22, MBS (j)	Aaa/AAA	2,260,894
2,793	5.00%, 3/1/22, MBS (j)	Aaa/AAA	2,831,537
11,724	5.00%, 4/1/22, MBS (j)	Aaa/AAA	11,886,782
128	5.00%, 5/1/22, MBS (j)	Aaa/AAA	130,177
7,610	5.00%, 5/1/22, MBS (j)	Aaa/AAA	7,716,406
19,028	5.00%, 6/1/22, MBS (j)	Aaa/AAA	19,293,392
11,842	5.00%, 7/1/22, MBS (j)	Aaa/AAA	12,006,627
7,847	5.00%, 8/1/22, MBS (j)	Aaa/AAA	7,956,311
608	5.00%, 9/1/22, MBS (j)	Aaa/AAA	616,098
—(f)	5.00%, 11/1/33, MBS	Aaa/AAA	49
736	5.00%, 9/1/35, MBS (j)	Aaa/AAA	733,606
251,884	5.00%, 10/1/35, MBS (j)	Aaa/AAA	251,016,164
106,398	5.00%, 2/1/36, MBS (j)	Aaa/AAA	106,031,793
455,500	5.00%, TBA, MBS (c)	Aaa/AAA	458,190,116
68	5.483%, 5/1/17, FRN, MBS	Aaa/AAA	68,326
76	5.483%, 6/1/20, FRN, MBS	Aaa/AAA	75,976
133	5.50%, 4/1/16, MBS (j)	Aaa/AAA	136,992
23	5.50%, 1/1/17, MBS (j)	Aaa/AAA	23,498
111	5.50%, 9/1/17, MBS (j)	Aaa/AAA	113,935
54	5.50%, 10/1/17, MBS (j)	Aaa/AAA	55,340
91	5.50%, 11/1/17, MBS (j)	Aaa/AAA	93,802
31	5.50%, 1/1/18, MBS (j)	Aaa/AAA	31,474
71	5.50%, 2/1/18, MBS (j)	Aaa/AAA	73,008
150	5.50%, 4/1/18, MBS (j)	Aaa/AAA	153,938
66	5.50%, 11/1/18, MBS (j)	Aaa/AAA	68,190
130	5.50%, 12/1/18, MBS (j)	Aaa/AAA	133,667
61	5.50%, 1/1/19, MBS (j)	Aaa/AAA	62,536
36	5.50%, 4/1/19, MBS (j)	Aaa/AAA	37,195

Fixed Income SHares—Series M
Schedule of Investments
January 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Fannie Mae (continued)
$40	5.50%, 8/1/19, MBS (j)	Aaa/AAA	$41,316
81	5.50%, 9/1/19, MBS (j)	Aaa/AAA	83,475
60	5.50%, 10/1/19, MBS (j)	Aaa/AAA	61,562
26	5.50%, 3/1/20, MBS (j)	Aaa/AAA	26,709
16	5.50%, 7/1/20, MBS (j)	Aaa/AAA	16,019
74	5.50%, 10/1/20, MBS (j)	Aaa/AAA	76,066
31	5.50%, 12/1/20, MBS (j)	Aaa/AAA	31,874
3,000	5.50%, 1/1/21, MBS	Aaa/AAA	3,074,347
2,535	5.50%, 1/1/21, MBS (j)	Aaa/AAA	2,598,534
3,940	5.50%, 2/1/21, MBS (j)	Aaa/AAA	4,036,654
3,000	5.50%, 3/1/21, MBS	Aaa/AAA	3,073,677
1,522	5.50%, 3/1/21, MBS (j)	Aaa/AAA	1,559,801
3,827	5.50%, 4/1/21, MBS (j)	Aaa/AAA	3,920,929
5,979	5.50%, 5/1/21, MBS (j)	Aaa/AAA	6,126,308
4,821	5.50%, 6/1/21, MBS (j)	Aaa/AAA	4,940,131
4,239	5.50%, 7/1/21, MBS (j)	Aaa/AAA	4,343,821
6,979	5.50%, 8/1/21, MBS (j)	Aaa/AAA	7,151,511
41	5.50%, 9/1/21, MBS (j)	Aaa/AAA	41,971
6,836	5.50%, 10/1/21, MBS (j)	Aaa/AAA	7,004,618
13,945	5.50%, 11/1/21, MBS (j)	Aaa/AAA	14,288,411
65	5.50%, 12/1/21, MBS (j)	Aaa/AAA	66,961
1,000	5.50%, 1/1/22, MBS	Aaa/AAA	1,024,560
18,164	5.50%, 1/1/22, MBS (j)	Aaa/AAA	18,611,966
3,680	5.50%, 2/1/22, MBS (j)	Aaa/AAA	3,770,464
5,999	5.50%, 3/1/22, MBS	Aaa/AAA	6,146,689
22,217	5.50%, 3/1/22, MBS (j)	Aaa/AAA	22,762,224
21,635	5.50%, 5/1/22, MBS (j)	Aaa/AAA	22,166,774
1,234	5.50%, 2/25/24, CMO	Aaa/AAA	1,282,938
961	5.50%, 10/1/32, MBS (j)	Aaa/AAA	976,720
1,545	5.50%, 11/1/32, MBS (j)	Aaa/AAA	1,570,253
117	5.50%, 12/1/32, MBS (j)	Aaa/AAA	118,894
2,721	5.50%, 1/1/33, MBS (j)	Aaa/AAA	2,764,018
2,862	5.50%, 2/1/33, MBS (j)	Aaa/AAA	2,907,174
358	5.50%, 3/1/33, MBS (j)	Aaa/AAA	363,714
5,225	5.50%, 4/1/33, MBS (j)	Aaa/AAA	5,304,594
1,413	5.50%, 5/1/33, MBS (j)	Aaa/AAA	1,434,648
18,086	5.50%, 6/1/33, MBS (j)	Aaa/AAA	18,361,234
15,953	5.50%, 7/1/33, MBS (j)	Aaa/AAA	16,196,257
549	5.50%, 8/1/33, MBS (j)	Aaa/AAA	557,869
3,204	5.50%, 9/1/33, MBS (j)	Aaa/AAA	3,252,528
56	5.50%, 10/1/33, MBS (j)	Aaa/AAA	56,967
54	5.50%, 11/1/33, MBS (j)	Aaa/AAA	55,174
3,864	5.50%, 12/1/33, MBS (j)	Aaa/AAA	3,922,524

Fixed Income SHares—Series M
Schedule of Investments
January 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Fannie Mae (continued)
$7,143	5.50%, 1/1/34, MBS (j)	Aaa/AAA	$7,251,449
327	5.50%, 2/1/34, MBS (j)	Aaa/AAA	332,398
379	5.50%, 3/1/34, MBS (j)	Aaa/AAA	385,161
21	5.50%, 4/1/34, MBS (j)	Aaa/AAA	20,948
969	5.50%, 5/1/34, MBS (j)	Aaa/AAA	983,002
478	5.50%, 1/1/35, MBS (j)	Aaa/AAA	484,593
672	5.50%, 4/1/35, MBS (j)	Aaa/AAA	681,125
629	5.50%, 5/1/35, MBS (j)	Aaa/AAA	637,950
1,032	5.50%, 6/1/35, MBS (j)	Aaa/AAA	1,045,958
692	5.50%, 7/1/35, MBS (j)	Aaa/AAA	701,310
528	5.50%, 12/1/35, MBS (j)	Aaa/AAA	535,229
9,289	5.50%, 1/1/36, MBS (j)	Aaa/AAA	9,419,199
10,177	5.50%, 2/1/36, MBS (j)	Aaa/AAA	10,318,285
13,815	5.50%, 3/1/36, MBS (j)	Aaa/AAA	14,006,361
9,607	5.50%, 4/1/36, MBS (j)	Aaa/AAA	9,740,879
3,752	5.50%, 6/1/36, MBS (j)	Aaa/AAA	3,803,983
300	5.50%, 7/1/36, MBS (j)	Aaa/AAA	303,675
43	5.50%, 8/1/36, MBS (j)	Aaa/AAA	43,591
32,193	5.50%, 9/1/36, MBS (j)	Aaa/AAA	32,665,154
2,884	5.50%, 10/1/36, MBS (j)	Aaa/AAA	2,923,684
32,162	5.50%, 11/1/36, MBS (j)	Aaa/AAA	32,606,892
11,770	5.50%, 12/1/36, MBS (j)	Aaa/AAA	11,932,367
15,048	5.50%, 1/1/37, MBS (j)	Aaa/AAA	15,255,492
44,559	5.50%, 2/1/37, MBS (j)	Aaa/AAA	45,172,048
93,124	5.50%, 3/1/37, MBS (j)	Aaa/AAA	94,398,124
153,673	5.50%, 4/1/37, MBS (j)	Aaa/AAA	155,775,000
172,119	5.50%, 5/1/37, MBS (j)	Aaa/AAA	174,472,768
32,018	5.50%, 6/1/37, MBS (j)	Aaa/AAA	32,455,729
8,496	5.50%, 7/1/37, MBS (j)	Aaa/AAA	8,612,089
5,994	5.50%, 8/1/37, MBS (j)	Aaa/AAA	6,076,040
53,823	5.50%, 9/1/37, MBS (j)	Aaa/AAA	54,558,764
2,256	5.50%, 11/1/37, MBS (j)	Aaa/AAA	2,286,826
2,271,400	5.50%, TBA, MBS (c)	Aaa/AAA	2,298,613,659
112	5.61%, 1/1/18, FRN, MBS	Aaa/AAA	113,484
99	5.615%, 5/1/18, FRN, MBS	Aaa/AAA	99,610
329	6.00%, 6/1/23, MBS (j)	Aaa/AAA	338,618
248	6.00%, 8/1/26, MBS (j)	Aaa/AAA	255,253
7,986	6.00%, 10/1/26, MBS (j)	Aaa/AAA	8,222,216
23,038	6.00%, 12/1/26, MBS (j)	Aaa/AAA	23,720,167
11,031	6.00%, 3/1/27, MBS (j)	Aaa/AAA	11,355,202
7,732	6.00%, 5/1/27, MBS (j)	Aaa/AAA	7,959,901
8,867	6.00%, 6/1/27, MBS (j)	Aaa/AAA	9,128,148
14,677	6.00%, 7/1/27, MBS (j)	Aaa/AAA	15,108,594

Fixed Income SHares—Series M
Schedule of Investments
January 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Fannie Mae (continued)
$5,541	6.00%, 8/1/27, MBS (j)	Aaa/AAA	$5,703,718
5,092	6.00%, 9/1/27, MBS (j)	Aaa/AAA	5,241,838
1,485	6.00%, 10/1/27, MBS (j)	Aaa/AAA	1,528,927
78	6.00%, 7/1/29, MBS (j)	Aaa/AAA	80,268
5	6.00%, 3/25/31, CMO	Aaa/AAA	5,237
538	6.00%, 12/1/31, MBS (j)	Aaa/AAA	556,034
18	6.00%, 1/1/33, MBS (j)	Aaa/AAA	18,809
97	6.00%, 6/1/33, MBS (j)	Aaa/AAA	99,590
17	6.00%, 3/1/34, MBS (j)	Aaa/AAA	17,803
24	6.00%, 6/1/34, MBS	Aaa/AAA	24,991
32	6.00%, 7/1/34, MBS (j)	Aaa/AAA	33,012
107	6.00%, 8/1/34, MBS (j)	Aaa/AAA	110,434
2	6.00%, 9/1/34, MBS	Aaa/AAA	2,287
574	6.00%, 10/1/34, MBS (j)	Aaa/AAA	590,454
135	6.00%, 2/1/35, MBS (j)	Aaa/AAA	138,906
112	6.00%, 4/1/35, MBS (j)	Aaa/AAA	115,636
83	6.00%, 5/1/35, MBS	Aaa/AAA	84,991
212	6.00%, 5/1/35, MBS (j)	Aaa/AAA	217,920
392	6.00%, 7/1/35, MBS (j)	Aaa/AAA	402,893
11,086	6.00%, 8/1/35, MBS (j)	Aaa/AAA	11,388,812
88	6.00%, 9/1/35, MBS (j)	Aaa/AAA	90,855
1,701	6.00%, 10/1/35, MBS (j)	Aaa/AAA	1,747,584
6,999	6.00%, 11/1/35, MBS	Aaa/AAA	7,190,644
1,748	6.00%, 11/1/35, MBS (j)	Aaa/AAA	1,795,993
977	6.00%, 12/1/35, MBS	Aaa/AAA	1,003,530
3,151	6.00%, 12/1/35, MBS (j)	Aaa/AAA	3,236,865
39,902	6.00%, 1/1/36, MBS (j)	Aaa/AAA	40,971,799
3,486	6.00%, 2/1/36, MBS	Aaa/AAA	3,579,947
7,222	6.00%, 2/1/36, MBS (j)	Aaa/AAA	7,415,595
1,262	6.00%, 3/1/36, MBS	Aaa/AAA	1,295,666
10,300	6.00%, 3/1/36, MBS (j)	Aaa/AAA	10,573,069
628	6.00%, 4/1/36, MBS	Aaa/AAA	644,374
6,670	6.00%, 4/1/36, MBS (j)	Aaa/AAA	6,846,956
720	6.00%, 5/1/36, MBS	Aaa/AAA	739,725
6,814	6.00%, 5/1/36, MBS (j)	Aaa/AAA	6,995,824
394	6.00%, 6/1/36, MBS	Aaa/AAA	404,099
8,353	6.00%, 6/1/36, MBS (j)	Aaa/AAA	8,574,448
810	6.00%, 7/1/36, MBS	Aaa/AAA	831,520
11,933	6.00%, 7/1/36, MBS (j)	Aaa/AAA	12,248,686
720	6.00%, 8/1/36, MBS	Aaa/AAA	739,049
17,446	6.00%, 8/1/36, MBS (j)	Aaa/AAA	17,907,938
1,860	6.00%, 9/1/36, MBS	Aaa/AAA	1,908,959
14,301	6.00%, 9/1/36, MBS (j)	Aaa/AAA	14,680,663

Fixed Income SHares—Series M
Schedule of Investments
January 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Fannie Mae (continued)
$2,345	6.00%, 10/1/36, MBS	Aaa/AAA	$2,407,165
41,953	6.00%, 10/1/36, MBS (j)	Aaa/AAA	43,064,094
7,606	6.00%, 11/1/36, MBS	Aaa/AAA	7,807,245
8,217	6.00%, 11/1/36, MBS (j)	Aaa/AAA	8,435,005
1,002	6.00%, 12/1/36, MBS	Aaa/AAA	1,028,863
77,676	6.00%, 12/1/36, MBS (j)	Aaa/AAA	79,733,014
8,941	6.00%, 1/1/37, MBS	Aaa/AAA	9,177,266
17,621	6.00%, 1/1/37, MBS (j)	Aaa/AAA	18,088,349
81	6.00%, 2/1/37, MBS	Aaa/AAA	83,293
67,876	6.00%, 2/1/37, MBS (j)	Aaa/AAA	69,673,524
1,720	6.00%, 3/1/37, MBS	Aaa/AAA	1,765,942
6,235	6.00%, 3/1/37, MBS (j)	Aaa/AAA	6,399,408
16,384	6.00%, 4/1/37, MBS	Aaa/AAA	16,817,304
6,222	6.00%, 4/1/37, MBS (j)	Aaa/AAA	6,386,602
4,190	6.00%, 5/1/37, MBS	Aaa/AAA	4,300,101
24,308	6.00%, 5/1/37, MBS (j)	Aaa/AAA	24,951,431
3,461	6.00%, 6/1/37, MBS	Aaa/AAA	3,552,474
7,984	6.00%, 6/1/37, MBS (j)	Aaa/AAA	8,195,409
22,172	6.00%, 7/1/37, MBS	Aaa/AAA	22,758,490
2,165	6.00%, 7/1/37, MBS (j)	Aaa/AAA	2,221,855
12,848	6.00%, 8/1/37, MBS	Aaa/AAA	13,187,937
99,928	6.00%, 8/1/37, MBS (j)	Aaa/AAA	102,571,263
12,517	6.00%, 9/1/37, MBS	Aaa/AAA	12,847,705
98,365	6.00%, 9/1/37, MBS (j)	Aaa/AAA	100,966,940
21,797	6.00%, 10/1/37, MBS	Aaa/AAA	22,373,836
205,956	6.00%, 10/1/37, MBS (j)	Aaa/AAA	211,402,886
25,746	6.00%, 11/1/37, MBS	Aaa/AAA	26,426,836
215,870	6.00%, 11/1/37, MBS (j)	Aaa/AAA	221,580,429
25,611	6.00%, 12/1/37, MBS	Aaa/AAA	26,288,613
31,702	6.00%, 12/1/37, MBS (j)	Aaa/AAA	32,539,870
15,616	6.00%, 1/1/38, MBS	Aaa/AAA	16,029,235
30,960	6.00%, 1/1/38, MBS (j)	Aaa/AAA	31,778,948
2,116	6.00%, 2/1/38, MBS	Aaa/AAA	2,171,604
1,122,616	6.00%, TBA, MBS (c)	Aaa/AAA	1,149,616,569
37	6.401%, 5/25/42, CMO, FRN	Aaa/AAA	37,028
40	6.427%, 3/25/41, CMO, FRN	Aaa/AAA	40,380
440	6.45%, 5/1/34, FRN, MBS	Aaa/AAA	446,213
1	6.50%, 2/25/09, CMO	Aaa/AAA	913
1,028	6.50%, 1/1/22, FRN, MBS	Aaa/AAA	1,044,307
4	6.50%, 4/1/24, MBS	Aaa/AAA	4,082
6	6.50%, 1/1/26, MBS	Aaa/AAA	5,877
277	6.50%, 7/18/27, CMO	Aaa/AAA	288,969
210	6.50%, 1/1/29, MBS (j)	Aaa/AAA	219,340

Fixed Income SHares—Series M
Schedule of Investments
January 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Fannie Mae (continued)
$166	6.50%, 2/1/32, MBS (j)	Aaa/AAA	$173,350
6	6.50%, 3/1/32, MBS	Aaa/AAA	6,696
176	6.50%, 10/1/33, MBS (j)	Aaa/AAA	183,519
500	6.50%, 1/1/37, MBS	Aaa/AAA	519,136
1,877	6.50%, 1/1/37, MBS (j)	Aaa/AAA	1,948,534
111	6.50%, 5/1/37, MBS (j)	Aaa/AAA	115,072
3,816	6.50%, 9/1/37, MBS (j)	Aaa/AAA	3,962,035
551	6.50%, 10/1/37, MBS (j)	Aaa/AAA	571,945
1,346	6.50%, 11/1/37, MBS (j)	Aaa/AAA	1,398,047
156	6.50%, 12/1/37, MBS (j)	Aaa/AAA	161,920
213,200	6.50%, TBA, MBS (c)	Aaa/AAA	221,294,991
1,926	6.53%, 1/1/20, FRN, MBS (j)	Aaa/AAA	1,955,422
1,032	6.543%, 1/1/33, FRN, MBS	Aaa/AAA	1,039,329
665	6.564%, 9/1/32, FRN, MBS	Aaa/AAA	679,371
802	6.614%, 12/1/32, FRN, MBS	Aaa/AAA	825,577
991	6.668%, 5/1/28, FRN, MBS	Aaa/AAA	1,010,925
65	6.714%, 9/1/32, FRN, MBS	Aaa/AAA	65,327
83	6.823%, 10/1/32, FRN, MBS	Aaa/AAA	85,516
53	6.861%, 11/1/32, FRN, MBS	Aaa/AAA	54,593
131	7.01%, 8/1/22, MBS (j)	Aaa/AAA	139,571
61	7.01%, 11/1/22, MBS	Aaa/AAA	65,088
506	7.082%, 5/1/33, FRN, MBS	Aaa/AAA	515,463
179	7.095%, 9/1/27, FRN, MBS	Aaa/AAA	183,870
1,063	7.158%, 9/1/35, FRN, MBS	Aaa/AAA	1,093,566
24	7.50%, 9/1/30, MBS (j)	Aaa/AAA	26,236
27	7.50%, 12/1/30, MBS (j)	Aaa/AAA	29,056
3	7.50%, 7/1/31, MBS	Aaa/AAA	2,964
60	7.50%, 8/1/31, MBS (j)	Aaa/AAA	64,580
71	7.50%, 11/1/31, MBS (j)	Aaa/AAA	76,904
11	7.925%, 2/1/25, FRN, MBS	Aaa/AAA	11,637
374	11.00%, 7/15/20, MBS	Aaa/AAA	445,401
			7,178,280,719
	Freddie Mac–65.8%
1,182	3.531%, 5/1/34, FRN, MBS	Aaa/AAA	1,210,356
45	4.50%, 5/15/18, CMO	Aaa/AAA	44,987
8,736	4.636%, 8/15/32, CMO, FRN	Aaa/AAA	8,751,832
655	4.686%, 9/15/16, CMO, FRN	Aaa/AAA	657,324
159	4.686%, 8/15/29, CMO, FRN	Aaa/AAA	159,547
105	4.686%, 12/15/31, CMO, FRN	Aaa/AAA	105,483
27	4.736%, 9/15/30, CMO, FRN	Aaa/AAA	26,639
40	4.786%, 3/15/32, CMO, FRN	Aaa/AAA	40,145
372	4.836%, 5/15/29, CMO, FRN	Aaa/AAA	372,439
103	4.90%, 3/15/20, CMO, FRN	Aaa/AAA	103,029

Fixed Income SHares—Series M
Schedule of Investments
January 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Freddie Mac (continued)
$223	4.90%, 2/15/24, CMO, FRN	Aaa/AAA	$223,244
20	4.95%, 10/15/19, CMO, FRN	Aaa/AAA	20,062
11,534	4.95%, 6/1/35, FRN, MBS	Aaa/AAA	11,737,436
37,000	5.00%, 1/15/25, CMO	Aaa/AAA	36,691,705
12,000	5.00%, 2/15/25, CMO	Aaa/AAA	11,892,056
66	5.00%, 7/1/34, MBS (j)	Aaa/AAA	65,796
339	5.00%, 4/1/35, MBS (j)	Aaa/AAA	337,819
94	5.00%, 6/1/35, MBS (j)	Aaa/AAA	94,016
108	5.00%, 8/1/35, MBS (j)	Aaa/AAA	107,262
744	5.00%, 9/1/35, MBS (j)	Aaa/AAA	741,304
119	5.00%, 11/1/35, MBS (j)	Aaa/AAA	118,465
42	5.00%, 12/1/35, MBS (j)	Aaa/AAA	41,924
259	5.00%, 2/1/36, MBS (j)	Aaa/AAA	258,369
—(f)	5.00%, 3/1/37, MBS	Aaa/AAA	277
952	5.00%, 6/1/37, MBS	Aaa/AAA	947,646
138,000	5.00%, TBA, MBS (c)	Aaa/AAA	137,159,028
785	5.09%, 10/1/32, FRN, MBS	Aaa/AAA	807,030
291	5.20%, 12/15/13, CMO, FRN	Aaa/AAA	294,754
165	5.40%, 9/15/22, CMO, FRN	Aaa/AAA	165,465
386	5.50%, 1/1/35, MBS (j)	Aaa/AAA	391,397
876	5.50%, 6/1/35, MBS (j)	Aaa/AAA	888,414
1,954	5.50%, 7/1/36, MBS (j)	Aaa/AAA	1,979,393
28,697	5.50%, 1/1/37, MBS (j)	Aaa/AAA	29,068,056
497	5.50%, 2/1/37, MBS (j)	Aaa/AAA	503,856
371	5.50%, 3/1/37, MBS (j)	Aaa/AAA	376,157
8,409	5.50%, 4/1/37, MBS (j)	Aaa/AAA	8,515,744
142	5.50%, 6/1/37, MBS (j)	Aaa/AAA	144,003
17,825	5.50%, 7/1/37, MBS (j)	Aaa/AAA	18,052,133
13,779	5.50%, 8/1/37, MBS (j)	Aaa/AAA	13,954,778
690	5.50%, 10/1/37, MBS (j)	Aaa/AAA	698,387
439,300	5.50%, TBA, MBS (c)	Aaa/AAA	444,722,719
45	5.60%, 8/15/23, CMO, FRN	Aaa/AAA	46,630
144	6.00%, 8/15/16, CMO	Aaa/AAA	150,781
1,273	6.00%, 4/1/17, MBS (j)	Aaa/AAA	1,317,204
141	6.00%, 5/1/17, MBS (j)	Aaa/AAA	146,034
8	6.00%, 6/1/17, MBS	Aaa/AAA	7,899
152	6.00%, 6/1/17, MBS (j)	Aaa/AAA	157,503
322	6.00%, 7/1/17, MBS (j)	Aaa/AAA	333,155
71,201	6.00%, 10/1/26, MBS (j)	Aaa/AAA	73,231,765
65,896	6.00%, 11/1/26, MBS (j)	Aaa/AAA	67,775,370
107,608	6.00%, 1/1/27, MBS (j)	Aaa/AAA	110,677,246
18,703	6.00%, 2/1/27, MBS (j)	Aaa/AAA	19,236,550
50,000	6.00%, 5/1/27, MBS (j)	Aaa/AAA	51,426,990

Fixed Income SHares—Series M
Schedule of Investments
January 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Freddie Mac (continued)
$44,646	6.00%, 6/1/27, MBS (j)	Aaa/AAA	$45,920,594
71,314	6.00%, 7/1/27, MBS (j)	Aaa/AAA	73,349,395
50,644	6.00%, 8/1/27, MBS (j)	Aaa/AAA	52,089,648
19,388	6.00%, 9/1/27, MBS (j)	Aaa/AAA	19,941,241
13,979	6.00%, 10/1/27, MBS (j)	Aaa/AAA	14,378,397
3,298	6.00%, 12/15/28, CMO	Aaa/AAA	3,409,291
10,168	6.00%, 8/1/37, MBS (j)	Aaa/AAA	10,427,880
5,165	6.00%, 9/1/37, MBS (j)	Aaa/AAA	5,296,866
198	6.393%, 8/1/32, FRN, MBS	Aaa/AAA	203,021
219	6.50%, 8/15/16, CMO	Aaa/AAA	231,317
49	6.50%, 12/15/23, CMO	Aaa/AAA	51,730
369	6.765%, 3/1/32, FRN, MBS	Aaa/AAA	374,062
28	6.801%, 1/1/33, FRN, MBS	Aaa/AAA	28,571
90	6.974%, 8/1/29, FRN, MBS	Aaa/AAA	91,853
452	6.982%, 2/1/29, FRN, MBS	Aaa/AAA	459,047
35	7.00%, 4/1/29, MBS (j)	Aaa/AAA	37,764
2	7.00%, 12/1/29, MBS	Aaa/AAA	2,592
—(f)	7.00%, 1/1/30, MBS	Aaa/AAA	232
15	7.00%, 2/1/30, MBS (j)	Aaa/AAA	15,900
34	7.00%, 3/1/30, MBS (j)	Aaa/AAA	35,737
2	7.00%, 6/1/30, MBS	Aaa/AAA	2,437
198	7.002%, 1/1/32, FRN, MBS	Aaa/AAA	201,292
304	7.126%, 2/1/33, FRN, MBS	Aaa/AAA	309,062
364	7.134%, 10/1/32, FRN, MBS	Aaa/AAA	371,157
31	7.196%, 7/1/32, FRN, MBS	Aaa/AAA	31,270
218	7.209%, 4/1/32, FRN, MBS	Aaa/AAA	222,054
72	7.222%, 8/1/32, FRN, MBS	Aaa/AAA	72,985
43	7.339%, 7/1/29, FRN, MBS	Aaa/AAA	43,823
32	7.442%, 8/1/32, FRN, MBS	Aaa/AAA	32,032
259	7.50%, 8/15/30, CMO	Aaa/AAA	264,245
			1,284,873,098
	Government National Mortgage Association–13.2%
54	4.309%, 6/20/32, CMO, FRN	Aaa/AAA	54,636
1,563	4.50%, 10/20/27, CMO, FRN	Aaa/AAA	1,560,579
150	5.00%, 2/20/29, CMO	Aaa/AAA	151,859
396	5.50%, 6/15/29, MBS	Aaa/AAA	405,100
51	5.50%, 11/15/32, MBS	Aaa/AAA	52,122
272	5.50%, 12/15/32, MBS	Aaa/AAA	277,942
37	5.50%, 8/15/33, MBS	Aaa/AAA	37,666
1,597	5.50%, 1/15/34, MBS	Aaa/AAA	1,629,819
1,155	5.50%, 3/15/34, MBS	Aaa/AAA	1,179,362
30	5.50%, 4/15/34, MBS	Aaa/AAA	31,032
22	5.50%, 5/15/34, MBS	Aaa/AAA	22,947

Fixed Income SHares—Series M
Schedule of Investments
January 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Government National Mortgage Association (continued)
$1,365	5.50%, 12/15/34, MBS	Aaa/AAA	$1,393,152
310	5.50%, 2/15/35, MBS	Aaa/AAA	316,229
1,932	5.50%, 3/15/35, MBS	Aaa/AAA	1,971,715
53	5.50%, 4/15/35, MBS	Aaa/AAA	53,895
1,324	5.50%, 6/15/35, MBS	Aaa/AAA	1,351,453
297	5.50%, 7/15/35, MBS	Aaa/AAA	303,512
538	5.50%, 8/15/35, MBS	Aaa/AAA	548,589
6,604	5.50%, 9/15/35, MBS	Aaa/AAA	6,739,423
15,178	5.50%, 10/15/35, MBS	Aaa/AAA	15,486,898
2,637	5.50%, 11/15/35, MBS	Aaa/AAA	2,691,406
1,332	5.50%, 12/15/35, MBS	Aaa/AAA	1,359,220
2,176	5.50%, 1/15/36, MBS	Aaa/AAA	2,220,347
1,667	5.50%, 2/15/36, MBS	Aaa/AAA	1,700,908
5,718	5.50%, 3/15/36, MBS	Aaa/AAA	5,834,441
1,053	5.50%, 4/15/36, MBS	Aaa/AAA	1,074,188
1,286	5.50%, 5/15/36, MBS	Aaa/AAA	1,312,589
488	5.50%, 12/15/36, MBS	Aaa/AAA	497,514
4,207	5.50%, 1/15/37, MBS	Aaa/AAA	4,292,593
1,051	5.50%, 2/15/37, MBS	Aaa/AAA	1,072,325
1,218	5.50%, 3/15/37, MBS	Aaa/AAA	1,242,988
44,238	5.50%, 4/15/37, MBS	Aaa/AAA	45,115,793
25	5.50%, 6/15/37, MBS	Aaa/AAA	25,731
1,673	5.50%, 8/15/37, MBS	Aaa/AAA	1,706,461
88,000	5.50%, TBA, MBS (c)	Aaa/AAA	89,590,644
12	5.625%, 8/20/17, FRN, MBS	Aaa/AAA	11,673
13	5.625%, 7/20/20, FRN, MBS	Aaa/AAA	13,515
7	5.625%, 7/20/21, FRN, MBS	Aaa/AAA	6,640
14	5.625%, 8/20/21, FRN, MBS	Aaa/AAA	14,415
23	5.625%, 9/20/21, FRN, MBS	Aaa/AAA	23,095
1,644	5.625%, 8/20/23, FRN, MBS	Aaa/AAA	1,656,084
82	5.625%, 8/20/25, FRN, MBS	Aaa/AAA	82,377
17	5.625%, 9/20/25, FRN, MBS	Aaa/AAA	16,667
12	5.625%, 8/20/26, FRN, MBS	Aaa/AAA	11,771
9	5.625%, 7/20/27, FRN, MBS	Aaa/AAA	9,325
12	5.625%, 9/20/27, FRN, MBS	Aaa/AAA	12,384
96	5.625%, 8/20/28, FRN, MBS	Aaa/AAA	97,055
47	5.625%, 7/20/29, FRN, MBS	Aaa/AAA	47,125
24	5.75%, 3/20/30, FRN, MBS	Aaa/AAA	24,262
8	6.00%, 4/15/29, MBS	Aaa/AAA	7,840
51,029	6.00%, 7/20/32, CMO	Aaa/AAA	52,901,842
59	6.00%, 3/15/33, MBS	Aaa/AAA	61,285
574	6.00%, 6/15/36, MBS	Aaa/AAA	593,135
197	6.00%, 7/15/36, MBS	Aaa/AAA	203,341

Fixed Income SHares—Series M
Schedule of Investments
January 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Government National Mortgage Association (continued)
$3,365	6.00%, 6/15/37, MBS	Aaa/AAA	$3,476,975
600	6.00%, TBA, MBS (c)	Aaa/AAA	619,594
134	6.125%, 11/20/23, FRN, MBS	Aaa/AAA	136,464
14	6.125%, 10/20/25, FRN, MBS	Aaa/AAA	14,109
10	6.125%, 11/20/25, FRN, MBS	Aaa/AAA	9,974
13	6.125%, 10/20/26, FRN, MBS	Aaa/AAA	12,957
27	6.125%, 10/20/27, FRN, MBS	Aaa/AAA	27,474
579	6.25%, 1/20/28, FRN, MBS	Aaa/AAA	588,219
61	6.25%, 2/20/28, FRN, MBS	Aaa/AAA	61,643
155	6.25%, 1/20/30, FRN, MBS	Aaa/AAA	157,136
325	6.375%, 3/20/17, FRN, MBS	Aaa/AAA	331,966
11	6.375%, 1/20/18, FRN, MBS	Aaa/AAA	11,505
90	6.375%, 5/20/18, FRN, MBS	Aaa/AAA	92,081
7	6.375%, 8/20/18, FRN, MBS	Aaa/AAA	6,908
74	6.375%, 4/20/19, FRN, MBS	Aaa/AAA	75,583
16	6.375%, 5/20/19, FRN, MBS	Aaa/AAA	15,912
19	6.375%, 6/20/21, FRN, MBS	Aaa/AAA	19,854
39	6.375%, 1/20/22, FRN, MBS	Aaa/AAA	40,207
798	6.375%, 2/20/22, FRN, MBS	Aaa/AAA	815,745
41	6.375%, 4/20/22, FRN, MBS	Aaa/AAA	41,444
23	6.375%, 5/20/22, FRN, MBS	Aaa/AAA	23,045
33	6.375%, 2/20/23, FRN, MBS	Aaa/AAA	33,384
35	6.375%, 3/20/23, FRN, MBS	Aaa/AAA	35,437
36	6.375%, 4/20/23, FRN, MBS	Aaa/AAA	36,771
182	6.375%, 4/20/24, FRN, MBS	Aaa/AAA	185,684
12	6.375%, 5/20/24, FRN, MBS	Aaa/AAA	12,427
4	6.375%, 4/20/25, FRN, MBS	Aaa/AAA	4,583
14	6.375%, 5/20/25, FRN, MBS	Aaa/AAA	14,591
30	6.375%, 6/20/25, FRN, MBS	Aaa/AAA	31,102
15	6.375%, 1/20/26, FRN, MBS	Aaa/AAA	15,300
20	6.375%, 6/20/26, FRN, MBS	Aaa/AAA	20,581
9	6.375%, 1/20/27, FRN, MBS	Aaa/AAA	9,041
99	6.375%, 2/20/27, FRN, MBS	Aaa/AAA	101,385
24	6.375%, 4/20/27, FRN, MBS	Aaa/AAA	24,387
40	6.375%, 6/20/27, FRN, MBS	Aaa/AAA	40,758
37	6.375%, 2/20/28, FRN, MBS	Aaa/AAA	37,511
94	6.375%, 3/20/28, FRN, MBS	Aaa/AAA	95,581
43	6.375%, 4/20/28, FRN, MBS	Aaa/AAA	44,226
33	6.375%, 4/20/29, FRN, MBS	Aaa/AAA	33,334
62	6.375%, 6/20/29, FRN, MBS	Aaa/AAA	63,357
37	6.375%, 5/20/30, FRN, MBS	Aaa/AAA	37,326
45	6.375%, 5/20/32, FRN, MBS	Aaa/AAA	46,188
65	6.375%, 6/20/32, FRN, MBS	Aaa/AAA	66,220

Fixed Income SHares—Series M
Schedule of Investments
January 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Government National Mortgage Association (continued)
$3	6.50%, 5/15/23, MBS	Aaa/AAA	$3,665
1	6.50%, 12/15/23, MBS	Aaa/AAA	657
67	6.50%, 3/20/31, FRN, MBS	Aaa/AAA	68,511
70	6.50%, 3/20/32, FRN, MBS	Aaa/AAA	71,938
87	6.875%, 6/20/22, FRN, MBS	Aaa/AAA	88,147
			256,899,796
	Other Government Agencies–1.9%
34,804	Small Business Administration Participation Certificates, 5.23%, 3/1/27	Aaa/AAA	35,802,629
1,943	Vendee Mortgage Trust, 6.50%, 9/15/24, CMO	Aaa/AAA	2,100,264
			37,902,893
	Total U.S. Government Agency Securities (cost–$8,631,755,865)		8,757,956,506
CORPORATE BONDS & NOTES–41.4%
	Banking–12.0%
17,300	American Express Bank FSB, 6.00%, 9/13/17	Aa3/A+	17,727,379
24,600	American Express Centurion Bank, 6.00%, 9/13/17	Aa3/A+	24,989,147
	Bank of America Corp.,
8,400	5.75%, 12/1/17	Aa1/AA	8,671,732
67,300	8.00%, 1/30/18, FRN (g)	Aa3/A+	70,028,073
30,000	Bank of America NA, 5.30%, 3/15/17	Aa1/AA	29,951,520
	Barclays Bank PLC,
48,500	5.45%, 9/12/12	Aa1/AA	50,878,198
4,400	7.434%, 12/15/17, FRN (b)(g)	Aa3/NR	4,615,142
11,000	HSBC Capital Funding L.P., 4.61%, 6/27/13, FRN (b)(g)	A1/A	10,178,223
17,500	JPMorgan Chase Bank NA, 6.00%, 10/1/17	Aa1/AA−	18,304,930
			235,344,344
	Computer Services–1.7%
32,000	International Business Machines Corp., 5.70%, 9/14/17	A1/A+	33,728,128
	Diversified Manufacturing–4.6%
87,900	General Electric Co., 5.25%, 12/6/17	Aaa/AAA	88,978,709
	Drugs & Medical Products–1.5%
26,900	AstraZeneca PLC, 5.90%, 9/15/17	A1/AA−	28,567,746
	Energy–1.0%
19,100	Kinder Morgan Energy Partners L.P., 6.95%, 1/15/38	Baa2/BBB	19,928,424
	Financial Services–12.2%
	Bear Stearns Cos., Inc.,
3,600	6.40%, 10/2/17	A2/A	3,428,305
2,500	6.95%, 8/10/12	A2/A+	2,593,862
£10,800	Citigroup Capital XVIII, 6.829%, 6/28/67, FRN	A1/A	19,752,412
$12,100	Citigroup Capital XXI, 8.30%, 12/21/57, FRN	A1/A	13,095,782

Fixed Income SHares—Series M
Schedule of Investments
January 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Financial Services (continued)
	General Electric Capital Corp., FRN,
€1,200	5.50%, 9/15/67 (b)	Aa1/AA+	$1,684,982
$41,100	6.375%, 11/15/67	Aa1/AA+	42,852,751
104,900	Goldman Sachs Group, Inc., 6.75%, 10/1/37	A1/A+	103,367,726
49,200	Lehman Brothers Holdings, Inc., 6.75%, 12/28/17	A2/A	51,168,935
			237,944,755
	Insurance–1.7%
34,900	Progressive Corp., 6.70%, 6/15/37, FRN	A2/A−	33,275,614
	Oil & Gas–0.9%
17,000	Valero Energy Corp., 6.625%, 6/15/37	Baa3/BBB	16,867,706
	Retail–0.9%
16,800	Target Corp., 6.00%, 1/15/18	A2/A+	17,547,550
	Telecommunications–3.5%
	AT&T, Inc.,
53,800	5.50%, 2/1/18	A2/A	54,144,697
15,100	6.30%, 1/15/38	NR/A	15,062,929
			69,207,626
	Tobacco–0.5%
9,700	RJ Reynolds Tobacco Holdings, Inc., 7.25%, 6/15/37	Ba1/BBB	9,814,470
	Transportation–0.7%
	Burlington Northern Santa Fe Corp.,
10,000	5.65%, 5/1/17	Baa1/BBB	10,146,350
3,700	6.15%, 5/1/37	Baa1/BBB	3,585,052
			13,731,402
	Utilities–0.2%
4,000	Pacific Gas & Electric Co., 5.80%, 3/1/37	A3/BBB+	3,854,196
	Total Corporate Bonds & Notes (cost–$789,159,828)		808,790,670
MORTGAGE-BACKED SECURITIES–12.1%
5,717	Adjustable Rate Mortgage Trust, 4.592%, 5/25/35, CMO, VRN	Aaa/AAA	5,764,673
3,534	Banc of America Funding Corp., 4.624%, 2/20/36, CMO, FRN	NR/AAA	3,510,598
	Bear Stearns Adjustable Rate Mortgage Trust, CMO, VRN,
434	4.620%, 1/25/34	Aaa/AAA	413,261
123	4.647%, 1/25/35	Aaa/AAA	124,140
597	4.964%, 2/25/34	Aaa/AAA	605,904
	Bear Stearns Alt-A Trust, CMO, VRN,
6,957	5.219%, 6/25/34	Aaa/AAA	6,602,753
290	5.368%, 5/25/35	Aaa/AAA	285,971
51	Bear Stearns Mortgage Securities, Inc., 6.862%, 3/25/31, CMO, VRN	Aaa/NR	54,307
10,938	Carey Commercial Mortgage Trust, 5.97%, 9/20/19, CMO (b)	Aaa/NR	10,948,415

Fixed Income SHares—Series M
Schedule of Investments
January 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
$1,583	Citigroup Mortgage Loan Trust, Inc., 4.70%, 12/25/35, CMO, FRN	NR/AAA	$1,589,176
3,505	Commercial Capital Access One, Inc., 7.706%, 11/15/28, CMO, VRN (b)	NR/NR	3,413,201
	Commercial Mortgage, pass through certificates, CMO (b),
7,000	5.362%, 2/5/19	NR/AAA	7,036,652
2,000	5.665%, 2/5/19, VRN	NR/AA	2,021,820
	Countrywide Alternative Loan Trust, CMO, FRN,
8,465	3.596%, 5/25/35	Aaa/AAA	7,881,190
5,589	3.636%, 12/25/35	Aaa/AAA	5,260,026
	Countrywide Home Loan Mortgage Pass-Through Trust, CMO, FRN,
67	3.646%, 2/25/35	Aaa/AAA	63,466
2,142	3.686%, 3/25/35	Aaa/AAA	2,006,851
2,835	3.696%, 3/25/35	Aaa/AAA	2,679,988
1,462	3.766%, 2/25/35	Aaa/AAA	1,359,036
965	6.268%, 4/25/35 (e)	Aaa/AAA	849,532
38	Credit Suisse First Boston Mortgage Securities Corp.,
	5.327%, 3/25/32, CMO, FRN (b)	Aaa/AAA	37,056
9,266	First Horizon Asset Securities, Inc., 3.776%, 11/25/33, CMO, FRN	NR/AAA	9,227,108
851	GMAC Commercial Mortgage Securities, Inc., 6.50%, 5/15/35, CMO (b)	NR/BBB	872,412
1,500	GS Mortgage Securities Corp. II, 6.615%, 2/14/16, CMO (b)	NR/AAA	1,633,306
533	GSR Mortgage Loan Trust, 5.697%, 4/25/35, CMO, VRN	Aaa/AAA	532,542
	Harborview Mortgage Loan Trust, CMO, FRN,
7,284	4.124%, 2/19/46	Aaa/AAA	6,663,407
5,794	4.154%, 5/19/35	Aaa/AAA	5,298,440
35,493	Hilton Hotel Pool Trust, 0.60%, 10/3/15, CMO, IO, VRN (b)	Aaa/AAA	589,918
1,643	Indymac Index Mortgage Loan Trust, 3.656%, 3/25/35, CMO, FRN	Aaa/AAA	1,538,301
2,000	JPMorgan Chase Commercial Mortgage Securities Corp.,
	6.465%, 11/15/35, CMO	NR/AAA	2,094,759
3,698	JPMorgan Mortgage Trust, 4.354%, 9/25/34, CMO, FRN	NR/AAA	3,717,450
100	MASTR Adjustable Rate Mortgage Trust, 3.786%, 11/21/34, CMO, FRN	Aaa/AAA	98,034
	MASTR Reperforming Loan Trust, CMO,
3,640	7.00%, 5/25/35 (b)	Aaa/AAA	3,719,204
5,429	7.50%, 7/25/35	Aaa/AAA	5,921,475
3,240	8.00%, 7/25/35	Aaa/AAA	3,399,133
429	Mellon Residential Funding Corp., 5.439%, 10/20/29, CMO, FRN	NR/AAA	420,427
	MLCC Mortgage Investors, Inc., CMO, FRN,
188	4.616%, 3/15/25	Aaa/AAA	176,298
518	5.355%, 7/25/29	Aaa/AAA	518,424

Fixed Income SHares—Series M
Schedule of Investments
January 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Morgan Stanley Capital I, CMO,
$38,250	5.332%, 12/15/43	NR/AAA	$37,541,273
28,450	5.731%, 7/12/44, VRN	NR/AAA	28,789,952
692	Morgan Stanley Dean Witter Capital I, 4.989%, 3/25/33, CMO, FRN	Aaa/AAA	705,895
69	Residential Asset Securitization Trust, 3.876%, 3/25/33, CMO, FRN	NR/AAA	67,272
6,362	Residential Funding Mortgage Sec I, 5.386%, 3/25/35, CMO, VRN	Aaa/AAA	6,382,112
	Structured Adjustable Rate Mortgage Loan Trust, CMO,
1,659	3.866%, 6/25/34, FRN	Aaa/AAA	1,659,711
67	5.45%, 1/25/36, VRN	NR/AAA	63,813
1,921	5.922%, 5/25/35, FRN	Aaa/AAA	1,861,006
280	7.272%, 10/25/34, VRN	Aaa/AAA	266,384
	Structured Asset Mortgage Investments, Inc., CMO, FRN,
16,952	3.556%, 6/25/36	Aaa/AAA	16,008,766
8,020	3.596%, 5/25/36	Aaa/AAA	7,304,684
1,511	4.284%, 3/19/34	Aaa/AAA	1,459,946
1,919	4.304%, 12/19/33	Aaa/AAA	1,912,907
	Structured Asset Securities Corp., CMO, FRN,
410	4.99%, 2/25/34	Aaa/AAA	414,264
9	6.734%, 5/25/32	Aaa/AAA	9,239
	Washington Mutual, Inc., CMO, FRN,
1,041	5.308%, 11/25/34	Aaa/AAA	1,017,594
5,867	5.328%, 10/25/44	Aaa/AAA	5,779,359
37	3.646%, 12/25/45	Aaa/AAA	34,401
1,200	3.696%, 1/25/45	Aaa/AAA	1,135,617
	Wells Fargo Mortgage Backed Securities Trust, CMO,
12,200	4.323%, 7/25/35, FRN	Aaa/AAA	12,251,706
1,262	4.558%, 1/25/35, FRN	Aaa/NR	1,273,744
750	4.669%, 8/25/34, FRN	Aaa/AAA	739,831
567	5.00%, 6/25/18	Aaa/AAA	570,772
	Total Mortgage-Backed Securities (cost–$240,909,853)		236,178,902
ASSET-BACKED SECURITIES–4.0%
1,306	Aames Mortgage Investment Trust, 3.776%, 10/25/35, FRN	NR/AAA	1,258,028
144	ACE Securities Corp., 3.446%, 12/25/35, FRN	Aaa/AAA	143,852
90	Amortizing Residential Collateral Trust, 3.646%, 6/25/32, FRN	NR/AAA	83,939
1,664	Bayview Financial Asset Trust, 3.776%, 12/25/39, FRN (b)(e)	Aaa/NR	1,556,629
5,737	Bear Stearns Asset Backed Securities, Inc., 3.966%, 6/15/43, FRN	Aaa/AAA	5,636,310
72	Cendant Mortgage Corp., 5.989%, 7/25/43, VRN (b)	NR/NR	66,225
15,200	Citibank Omni Master Trust, 5.962%, 12/23/13, FRN (b)	Aaa/AAA	15,397,129
800	Community Program Loan Trust, 4.50%, 4/1/29	NR/AAA	759,271

Fixed Income SHares—Series M
Schedule of Investments
January 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Countrywide Asset-Backed Certificates, FRN,
$9,945	3.466%, 1/25/46	Aaa/AAA	$9,560,028
553	3.846%, 11/25/33 (b)	Aaa/AAA	496,441
1,501	3.856%, 12/25/31	Aaa/AAA	1,304,588
465	Credit Suisse First Boston Mortgage Securities Corp.,
	3.626%, 1/25/43, FRN (b)	Aaa/AAA	464,950
1,215	Credit-Based Asset Servicing & Securitization LLC,
	4.276%, 11/25/33, FRN	Aaa/AAA	1,150,869
2,223	Denver Arena Trust, 6.94%, 11/15/19 (b)	NR/NR	2,308,055
61	EMC Mortgage Loan Trust, 3.746%, 5/25/40, FRN (b)	Aaa/AAA	56,172
	First Franklin Mortgage Loan Asset Backed Certificates, FRN,
103	3.756%, 10/25/34	Aaa/NR	102,076
5,730	3.776%, 4/25/35	Aa1/AA+	5,144,004
14	First Plus Home Loan Trust, 7.32%, 11/10/23	NR/AA+	13,554
55	Fremont Home Loan Owner Trust, 4.166%, 12/25/29, FRN	Aaa/AAA	52,893
	Green Tree Financial Corp.,
5,838	6.18%, 4/1/30	Ba3/NR	5,883,681
4,754	6.81%, 12/1/27, VRN	Ba1/BBB	4,930,421
1,422	6.87%, 4/1/30, VRN	Ba3/NR	1,474,718
1,000	7.06%, 2/1/31, VRN	NR/B−	809,126
938	7.40%, 6/15/27	A2/AA	992,414
417	7.55%, 1/15/29, VRN	NR/A+	462,244
235	Home Equity Asset Trust, 3.456%, 5/25/36, FRN (b)	Aaa/AAA	233,068
1,906	Long Beach Mortgage Loan Trust, 4.801%, 3/25/32, FRN	Aa2/NR	1,744,376
500	Madison Avenue Manufactured Housing Contract, 4.826%, 3/25/32, FRN	Baa1/A+	484,656
2,184	Mesa Trust Asset Backed Certificates, 3.776%, 12/25/31, FRN (b)	Aaa/AAA	2,160,826
1,643	Mid-State Trust, 6.005%, 8/15/37	Aaa/AAA	1,650,312
	Residential Asset Mortgage Products, Inc.,
5,000	5.634%, 1/25/34	Aaa/AAA	4,777,114
2,000	5.90%, 7/25/34	Aaa/AAA	1,837,591
	Residential Asset Securities Corp.,
3,000	3.806%, 3/25/35, FRN	Aa2/AA	2,647,108
382	7.14%, 4/25/32, VRN	Ba1/BBB	110,060
2,247	SACO I, Inc., 3.75625%, 11/25/35, FRN	Aaa/AAA	2,157,117
	Total Asset-Backed Securities (cost–$80,573,884)		77,909,845
MUNICIPAL BONDS–2.8%
	California–0.4%
2,400	Educational Facs. Auth., 4.75%, 10/1/37, Ser. A	Aa1/AA+	2,425,800
5,000	Los Angeles Department of Water & Power Rev., 5.00%, 7/1/30, Ser. A-2	Aa3/AA−	5,106,550
985	Tobacco Securitization Auth., 6/1/27, Ser. A2 (j)	Baa3/BBB	928,264
			8,460,614

Fixed Income SHares—Series M
Schedule of Investments
January 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	New Jersey–0.9%
$19,540	Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/41, Ser. 1A	Baa3/BBB	$16,735,815
	Ohio–1.0%
	Buckeye Tobacco Settlement Financing Auth. Rev., Ser. A-2,
5,800	5.875%, 6/1/30	Baa3/BBB	5,682,956
9,300	5.875%, 6/1/47	Baa3/BBB	9,001,749
5,320	6.00%, 6/1/42	Baa3/BBB	5,205,939
			19,890,644
	Texas–0.5%
9,800	State, GO, 4.75%, 4/1/37 (c)	Aa1/AA	9,815,092
	Total Municipal Bonds (cost–$54,512,295)		54,902,165
CONVERTIBLE PREFERRED STOCK–0.9%
Shares
	Banking–0.9%
15,000	Bank of America Corp., 7.25%, 1/30/13 (g) (cost–$15,000,000)	Aa3/A+	16,830,000
SHORT-TERM INVESTMENTS–2.5%
Principal Amount (000)
	U.S. Treasury Bills (h)–2.5%
$48,530	2.10%-3.17%, 3/13/08 (cost–$48,363,928)		48,363,928
	Corporate Notes–0.0%
	Banking–0.0%
¥60,000	Rabobank Nederland, 0.20%, 6/20/08 (cost–$506,360)	Aaa/AAA	562,873
	U.S. Government Agency Securities–0.0%
$188	Fannie Mae, 4.175%, 12/25/08, CMO, FRN	Aaa/AAA	188,714
34	Freddie Mac, 6.00%, 7/1/08, MBS	Aaa/AAA	34,866
	Total U.S. Government Agency Securities (cost–$222,476)		223,580
	Asset-Backed Securities–0.0%
2,000	NPF XII, Inc., 2.763%, 4/1/08, FRN (a)(b)(d)(e) (cost–$1,609,423)	NR/NR	—
	Total Short-Term Investments (cost–$50,702,187)		49,150,381

Fixed Income SHares—Series M
Schedule of Investments
January 31, 2008 (unaudited) (continued)

Contracts/ Notional Amount		Value*
OPTIONS PURCHASED (i)–1.5%
	Call Options–1.4%
	2-Year Interest Rate Swap (OTC),
	Pay 3-Month USD LIBOR Floating Rate Index,
$972,000,000	strike rate 4.50%, expires 12/19/08	$26,054,168
	Fannie Mae (OTC),
23,000,000	strike price $103.75, expires 2/5/08	—
	U.S. Dollar versus Japanese Yen (OTC),
17,900,000	strike price $104, expires 3/17/10	716,777
	U.S. Treasury Notes 5 yr. Futures (CBOT),
3,198	strike price $126, expires 2/22/08	49,969
400	strike price $126.50, expires 2/22/08	6,250
10,986	strike price $127, expires 2/22/08	171,656
	U.S. Treasury Notes 10 yr. Futures (CBOT),
4,500	strike price $132, expires 2/22/08	70,313
500	strike price $134, expires 2/22/08	7,813
1,030	strike price $135, expires 2/22/08	16,094
1,529	strike price $136, expires 2/22/08	23,891
		27,116,931
	Put Options–0.1%
	Fannie Mae (OTC),
120,000,000	strike price $85, expires 3/5/08	5
687,000,000	strike price $86, expires 4/7/08	73,594
104,500,000	strike price $87.78, expires 2/5/08	1
35,000,000	strike price $88, expires 2/12/08	—
1,000,000,000	strike price $89, expires 3/5/08	4,980
396,000,000	strike price $90.63, expires 3/5/08	102,920
356,000,000	strike price $91, expires 4/7/08	48,060
250,000,000	strike price $92, expires 2/5/08	2
200,000,000	strike price $96.56, expires 4/7/08	22,518
	Financial Future Euro–90 day (CME),
12,344	strike price $92, expires 3/17/08	31
2,500	strike price $92.75, expires 3/17/08	6
1,228	strike price $93, expires 3/17/08	3
	Freddie Mac (OTC),
100,000,000	strike price $82.94, expires 2/5/08	1
195,000,000	strike price $86.50, expires 2/5/08	2
490,000,000	strike price $87.50, expires 2/5/08	5
243,000,000	strike price $88.50, expires 2/5/08	3
	GNMA (OTC),
106,000,000	strike price $86, expires 2/13/08	34
	U.S. Dollar versus Japanese Yen (OTC),
17,900,000	strike price $104, expires 3/17/10	1,064,154

Fixed Income SHares—Series M
Schedule of Investments
January 31, 2008 (unaudited) (concluded)

Contracts/ Notional Amount			Value*
	Put Options (continued)
	U.S. Treasury Bond 30 yr. Futures (CBOT),
$492	strike price $99, expires 2/22/08		$7,688
	U.S. Treasury Notes 10 yr. Futures (CBOT),
1,039	strike price $102, expires 2/22/08		16,234
997	strike price $108, expires 2/22/08		15,578
			1,355,819
	Total Options Purchased (cost–$10,124,688)		28,472,750

	Total Investments before options written–100.2%
	(cost–$9,872,738,600)		10,030,191,219
OPTIONS WRITTEN (i)–(1.0)%
	Call Options–(1.0)%
	2-Year Interest Rate Swap (OTC),
	Pay 3-Month USD LIBOR Floating Rate Index,
324,000,000	strike rate 5.00%, expires 12/19/08		(18,510,573)
	U.S. Treasury Notes 10 yr. Futures (CBOT),
1	strike price $111, expires 2/22/08		(5,719)
			(18,516,292)
	Put Options–(0.0)%
	5-Year Interest Rate Swap (OTC),
	Pay 3-Month USD LIBOR Floating Rate Index,
57,000,000	strike rate 5.10%, expires 3/16/09		(309,442)
	Total Options Written (premiums received–$7,493,241)		(18,825,734)

	Total Investments net of options written (cost–$9,865,245,359)	512.7%	10,011,365,485
	Other liabilities in excess of other assets	(412.7)	(8,058,756,003)
	Net Assets	100.0%	$1,952,609,482

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their discretion pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold. The Fund’s net asset value is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (‘‘NYSE’’) on each day the NYSE is open for business.

(a)	Illiquid security.
(b)	144A Security — Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	When-issued or delayed-delivery security. To be settled/delivered after January 31, 2008.
(d)	Security in default.
(e)	Fair-valued security — Securities with an aggregate market value of $2,406,161 representing 0.12% of net assets.
(f)	Principal amount less than $500.
(g)	Perpetual maturity security. Maturity date shown is first call date. Interest rate is fixed until the next call date and variable thereafter.
(h)	All or partial amount segregated as collateral for futures contracts, options written, and/or swap securities.
(i)	Non-income producing.
(j)	All or partial amount segregated as collateral for reverse repurchase agreements.

Glossary:

€ – Euro
£ – Great British Pound
¥ – Japanese Yen
CBOT – Chicago Board of Trade
CME – Chicago Mercantile Exchange
CMO – Collateralized Mortgage Obligation
FRN – Floating Rate Note. The interest rate disclosed reflects the rate in effect on January 31, 2008.
GO – General Obligation Bond
IO – Interest Only
MBS – Mortgage-Backed Securities
NR – Not Rated
OTC – Over the Counter
TBA – To Be Announced

VRN –	Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on January 31, 2008.

Other Investments:

(1) Futures contracts outstanding at January 31, 2008:

Type		Contracts	Market Value (000)	Expiration Date	Unrealized Appreciation (Depreciation)
Long:	Financial Future Euro – 90 day	743	$181,209	9/15/08	$4,741,098
	U.S. Treasury Bond Futures	492	58,702	3/19/08	749,531
	U.S. Treasury Notes 10 yr. Futures	795	92,791	3/19/08	1,427,081
Short:	Financial Future Euro – 90 day	(12,172)	(2,954,601)	3/17/08	(47,467,270)
	Financial Future Euro – 90 day	(32)	(7,781)	3/16/09	(172,800)
	U.S. Treasury Notes 5 yr. Futures	(1,940)	(219,220)	3/31/08	(6,417,249)
					$(47,139,609)

(2) Transactions in options written for the three months ended January 31, 2008:

	Contracts/ Notional	Premiums
Options outstanding, October 31, 2007	645,005,884	$12,853,823
Options written	214,000,000	1,193,250
Options terminated in closing transactions	(478,005,883)	(6,553,832)
Options outstanding, January 31, 2008	381,000,001	$7,493,241

(3) Credit default swap contracts outstanding at January 31, 2008:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Payments Received (Paid) by Fund	Unrealized Appreciation (Depreciation)
Goldman Sachs MeadWestvaco	$2,900	6/20/12	(0.519)%	$46,411
SLM	5,600	3/20/13	2.95%	(243,969)
SLM	10,000	3/20/13	3.00%	(415,428)
Lehman Brothers
International Paper	3,400	6/20/12	(0.46)%	52,831
Weyerhaeuser	3,400	6/20/12	(0.47)%	117,063
Merrill Lynch & Co.
Dow Jones CDX	66,100	6/20/12	3.614%	(255,172)
				$(698,264)

(4) Interest rate swap agreements outstanding at January 31, 2008:

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)
Goldman Sachs	$408,800	6/18/18	5.00%	3-Month USD-LIBOR	$(9,866,883)
Goldman Sachs	90,000	12/15/35	3-Month USD-LIBOR	5.00%	(546,376)
Merrill Lynch & Co.	4,400	6/18/15	3-Month USD-LIBOR	5.00%	153,114
Merrill Lynch & Co.	45,000	6/18/23	5.00%	3-Month USD-LIBOR	(2,257,936)
Morgan Stanley	75,000	6/20/09	5.00%	3-Month USD-LIBOR	(2,220,111)
Morgan Stanley	242,500	6/18/28	5.00%	3-Month USD-LIBOR	(12,782,883)
Morgan Stanley	71,600	6/18/38	3-Month USD-LIBOR	5.00%	4,291,231
					$(23,229,844)

LIBOR — London Inter-Bank Offered Rate

The Fund received $1,500,000 par value in U.S. Treasury Bills as collateral for swap contracts.

(5) Forward foreign currency contracts outstanding at January 31, 2008:

	U.S.$ Value Origination Date	U.S.$ Value January 31, 2008	Unrealized Appreciation (Depreciation)
Purchased:
183,691,000 Japanese Yen settling 2/7/08	$1,629,795	$1,728,500	$98,705
Sold:
1,159,000 Euro settling 2/26/08	1,720,281	1,714,831	5,450
10,246,000 British Pound settling 3/6/08	20,280,420	20,325,977	(45,557)
519,451,068 Japanese Yen settling 2/7/08	4,729,458	4,887,944	(158,486)
			$(99,888)

(6) Open reverse repurchase agreements at January 31, 2008:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Par
CS First Boston	4.34%	1/14/08	2/12/08	$1,302,821,000	$1,300,000,000
CS First Boston	4.51%	1/14/08	2/12/08	751,691,250	750,000,000
Goldman Sachs	4.25%	1/11/08	2/12/08	7,703,050	7,684,000
Lehman Brothers	3.195%	1/31/08	3/12/08	27,002,396	27,000,000
Lehman Brothers	4.33%	1/14/08	2/12/08	1,119,232,904	1,116,815,000
					$3,201,499,000

The weighted average daily balance of reverse repurchase agreements outstanding during the period ended January 31, 2008 for Series M was $3,816,000,924 at a weighted average interest rate of 4.79%.

Details of underlying collateral for open reverse repurchase agreement at January 31, 2008, as reflected in the schedule of investments:

Counterparty	Description	Rate	Maturity Date	Par	Value
CS First Boston	Fannie Mae	4.50%	4/1/22	$7,652,602	$7,672,894
	Fannie Mae	4.50%	5/1/22	29,631,652	29,708,284
	Fannie Mae	5.00%	6/1/19	7,377,495	7,492,505
	Fannie Mae	5.00%	7/1/20	3,252,558	3,299,148
	Fannie Mae	5.00%	4/1/22	6,708,844	6,802,355
	Fannie Mae	5.00%	10/1/35	251,883,932	251,016,164
	Fannie Mae	5.00%	2/1/36	106,398,347	106,031,793

Counterparty	Description	Rate	Maturity Date	Par	Value
	Fannie Mae	5.50%	1/1/22	$14,377,962	$14,732,543
	Fannie Mae	5.50%	3/1/22	17,411,251	17,838,703
	Fannie Mae	5.50%	5/1/22	18,919,705	19,384,190
	Fannie Mae	5.50%	6/1/33	17,150,021	17,411,441
	Fannie Mae	5.50%	7/1/33	15,786,731	16,027,371
	Fannie Mae	5.50%	1/1/34	6,546,304	6,646,090
	Fannie Mae	5.50%	1/1/36	7,523,541	7,628,857
	Fannie Mae	5.50%	2/1/36	6,815,946	6,910,257
	Fannie Mae	5.50%	3/1/36	6,875,413	6,970,546
	Fannie Mae	5.50%	4/1/36	7,751,366	7,859,872
	Fannie Mae	5.50%	9/1/36	32,193,191	32,665,154
	Fannie Mae	5.50%	11/1/36	24,767,473	25,110,176
	Fannie Mae	5.50%	2/1/37	14,962,429	15,169,461
	Fannie Mae	5.50%	3/1/37	35,975,769	36,467,691
	Fannie Mae	5.50%	4/1/37	93,077,394	94,350,104
	Fannie Mae	5.50%	5/1/37	112,609,307	114,149,090
	Fannie Mae	5.50%	6/1/37	24,594,527	24,930,825
	Fannie Mae	5.50%	9/1/37	52,362,932	53,078,926
	Fannie Mae	6.00%	10/1/26	7,985,831	8,222,216
	Fannie Mae	6.00%	12/1/26	23,038,222	23,720,167
	Fannie Mae	6.00%	3/1/27	11,030,799	11,355,202
	Fannie Mae	6.00%	5/1/27	7,732,497	7,959,901
	Fannie Mae	6.00%	7/1/27	8,748,755	9,006,045
	Fannie Mae	6.00%	8/1/35	11,036,200	11,337,901
	Fannie Mae	6.00%	1/1/36	33,077,858	33,963,978
	Fannie Mae	6.00%	12/1/36	64,124,217	65,822,271
	Fannie Mae	6.00%	5/1/37	15,730,032	16,146,328
	Fannie Mae	6.00%	8/1/37	83,382,871	85,588,364
	Fannie Mae	6.00%	9/1/37	79,221,797	81,317,228
	Fannie Mae	6.00%	10/1/37	137,728,707	141,371,657
	Fannie Mae	6.00%	11/1/37	121,207,848	124,413,819
	Fannie Mae	6.00%	12/1/37	12,983,508	13,326,924
	Freddie Mac	5.50%	1/1/37	28,697,375	29,068,058
	Freddie Mac	5.50%	4/1/37	7,202,632	7,294,415
	Freddie Mac	5.50%	7/1/37	16,888,416	17,103,623
	Freddie Mac	5.50%	8/1/37	7,615,845	7,712,893
	Freddie Mac	6.00%	10/1/26	71,201,217	73,231,765
	Freddie Mac	6.00%	11/1/26	65,896,115	67,775,370
	Freddie Mac	6.00%	1/1/27	107,608,421	110,677,246
	Freddie Mac	6.00%	2/1/27	18,702,732	19,236,550
	Freddie Mac	6.00%	5/1/27	49,999,880	51,426,990
	Freddie Mac	6.00%	6/1/27	44,646,287	45,920,594
	Freddie Mac	6.00%	7/1/27	67,796,001	69,731,053
	Freddie Mac	6.00%	8/1/27	49,144,678	50,547,379
	Freddie Mac	6.00%	9/1/27	19,387,867	19,941,241
	Freddie Mac	6.00%	10/1/27	7,591,802	7,808,490
	Freddie Mac	6.00%	8/1/37	10,167,740	10,427,880
Goldman Sachs	Fannie Mae	4.062%	1/1/34	6,051,482	6,063,411
	Fannie Mae	6.53%	1/1/20	1,926,484	1,955,422

Counterparty	Description	Rate	Maturity Date	Par	Value
Lehman Brothers	Fannie Mae	4.50%	7/1/21	$1,833,758	$1,838,500
	Fannie Mae	4.50%	12/1/21	286,881	287,623
	Fannie Mae	4.50%	1/1/22	583,377	584,886
	Fannie Mae	4.50%	2/1/22	33,920	34,010
	Fannie Mae	4.50%	4/1/22	241,152	241,791
	Fannie Mae	4.50%	5/1/22	1,030,487	1,033,220
	Fannie Mae	4.50%	6/1/22	1,181,415	1,184,547
	Fannie Mae	4.50%	7/1/22	5,171,584	5,185,297
	Fannie Mae	5.00%	9/1/17	291,234	297,149
	Fannie Mae	5.00%	1/1/19	2,196,097	2,231,316
	Fannie Mae	5.00%	6/1/19	2,580,192	2,620,416
	Fannie Mae	5.00%	7/1/19	2,645,967	2,687,216
	Fannie Mae	5.00%	8/1/19	6,241,972	6,339,280
	Fannie Mae	5.00%	9/1/19	7,209,858	7,323,622
	Fannie Mae	5.00%	10/1/19	2,800,885	2,844,549
	Fannie Mae	5.00%	11/1/19	2,845,603	2,889,964
	Fannie Mae	5.00%	12/1/19	2,918,955	2,964,459
	Fannie Mae	5.00%	1/1/20	5,671,126	5,759,535
	Fannie Mae	5.00%	2/1/20	2,930,809	2,972,811
	Fannie Mae	5.00%	3/1/20	259,755	263,476
	Fannie Mae	5.00%	4/1/20	622,954	631,877
	Fannie Mae	5.00%	5/1/20	2,020,169	2,049,106
	Fannie Mae	5.00%	6/1/20	1,378,360	1,398,104
	Fannie Mae	5.00%	7/1/20	23,129,215	23,460,520
	Fannie Mae	5.00%	8/1/20	40,682,109	41,264,842
	Fannie Mae	5.00%	9/1/20	22,853,083	23,180,432
	Fannie Mae	5.00%	10/1/20	11,068,250	11,226,792
	Fannie Mae	5.00%	11/1/20	2,832,879	2,873,457
	Fannie Mae	5.00%	12/1/20	310,895	315,349
	Fannie Mae	5.00%	1/1/21	3,119,902	3,164,083
	Fannie Mae	5.00%	2/1/21	4,319,745	4,381,442
	Fannie Mae	5.00%	3/1/21	418,303	424,128
	Fannie Mae	5.00%	4/1/21	333,998	338,648
	Fannie Mae	5.00%	5/1/21	336,443	341,128
	Fannie Mae	5.00%	6/1/21	686,150	695,704
	Fannie Mae	5.00%	7/1/21	74,301	75,336
	Fannie Mae	5.00%	9/1/21	111,813	113,370
	Fannie Mae	5.00%	10/1/21	1,442,877	1,462,967
	Fannie Mae	5.00%	11/1/21	1,709,587	1,733,390
	Fannie Mae	5.00%	12/1/21	873,085	885,241
	Fannie Mae	5.00%	1/1/22	2,531,124	2,566,380
	Fannie Mae	5.00%	2/1/22	2,229,823	2,260,894
	Fannie Mae	5.00%	3/1/22	2,792,612	2,831,537
	Fannie Mae	5.00%	4/1/22	5,014,561	5,084,426
	Fannie Mae	5.00%	5/1/22	7,738,735	7,846,584
	Fannie Mae	5.00%	6/1/22	19,028,174	19,293,392
	Fannie Mae	5.00%	7/1/22	11,841,574	12,006,627
	Fannie Mae	5.00%	8/1/22	7,846,936	7,956,311
	Fannie Mae	5.00%	9/1/22	607,628	616,098
	Fannie Mae	5.00%	9/1/35	736,142	733,606

Description	Rate	Maturity Date	Par	Value
Fannie Mae	5.50%	4/1/16	$133,316	$136,992
Fannie Mae	5.50%	1/1/17	22,868	23,498
Fannie Mae	5.50%	9/1/17	110,904	113,935
Fannie Mae	5.50%	10/1/17	53,868	55,340
Fannie Mae	5.50%	11/1/17	91,307	93,802
Fannie Mae	5.50%	1/1/18	30,637	31,474
Fannie Mae	5.50%	2/1/18	71,106	73,008
Fannie Mae	5.50%	4/1/18	149,875	153,938
Fannie Mae	5.50%	11/1/18	66,393	68,190
Fannie Mae	5.50%	12/1/18	130,143	133,667
Fannie Mae	5.50%	1/1/19	60,887	62,536
Fannie Mae	5.50%	4/1/19	36,225	37,195
Fannie Mae	5.50%	8/1/19	40,273	41,316
Fannie Mae	5.50%	9/1/19	81,339	83,475
Fannie Mae	5.50%	10/1/19	60,008	61,562
Fannie Mae	5.50%	3/1/20	26,013	26,709
Fannie Mae	5.50%	7/1/20	15,630	16,019
Fannie Mae	5.50%	10/1/20	74,219	76,066
Fannie Mae	5.50%	12/1/20	31,100	31,874
Fannie Mae	5.50%	1/1/21	2,535,440	2,598,534
Fannie Mae	5.50%	2/1/21	3,939,500	4,036,654
Fannie Mae	5.50%	3/1/21	1,522,260	1,559,801
Fannie Mae	5.50%	4/1/21	3,826,560	3,920,929
Fannie Mae	5.50%	5/1/21	5,978,861	6,126,308
Fannie Mae	5.50%	6/1/21	4,821,233	4,940,131
Fannie Mae	5.50%	7/1/21	2,239,473	2,294,702
Fannie Mae	5.50%	8/1/21	6,979,302	7,151,511
Fannie Mae	5.50%	9/1/21	40,961	41,971
Fannie Mae	5.50%	10/1/21	6,836,031	7,004,618
Fannie Mae	5.50%	11/1/21	13,944,519	14,288,410
Fannie Mae	5.50%	12/1/21	65,349	66,961
Fannie Mae	5.50%	1/1/22	3,786,053	3,879,423
Fannie Mae	5.50%	2/1/22	3,679,720	3,770,464
Fannie Mae	5.50%	3/1/22	4,805,543	4,923,521
Fannie Mae	5.50%	5/1/22	2,715,613	2,782,584
Fannie Mae	5.50%	10/1/32	961,407	976,720
Fannie Mae	5.50%	11/1/32	1,544,967	1,570,253
Fannie Mae	5.50%	12/1/32	117,030	118,894
Fannie Mae	5.50%	1/1/33	2,720,682	2,764,018
Fannie Mae	5.50%	2/1/33	2,861,767	2,907,174
Fannie Mae	5.50%	3/1/33	358,020	363,714
Fannie Mae	5.50%	4/1/33	5,224,931	5,304,594
Fannie Mae	5.50%	5/1/33	1,413,108	1,434,648
Fannie Mae	5.50%	6/1/33	935,533	949,793
Fannie Mae	5.50%	7/1/33	166,351	168,886
Fannie Mae	5.50%	8/1/33	549,493	557,869
Fannie Mae	5.50%	9/1/33	3,203,694	3,252,528
Fannie Mae	5.50%	10/1/33	56,112	56,967
Fannie Mae	5.50%	11/1/33	54,346	55,174
Fannie Mae	5.50%	12/1/33	3,863,630	3,922,524

Description	Rate	Maturity Date	Par	Value
Fannie Mae	5.50%	1/1/34	$596,270	$605,359
Fannie Mae	5.50%	2/1/34	327,408	332,398
Fannie Mae	5.50%	3/1/34	379,378	385,161
Fannie Mae	5.50%	4/1/34	20,627	20,948
Fannie Mae	5.50%	5/1/34	968,799	983,002
Fannie Mae	5.50%	1/1/35	477,591	484,593
Fannie Mae	5.50%	4/1/35	671,722	681,125
Fannie Mae	5.50%	5/1/35	629,143	637,950
Fannie Mae	5.50%	6/1/35	1,031,518	1,045,958
Fannie Mae	5.50%	7/1/35	691,628	701,310
Fannie Mae	5.50%	12/1/35	527,840	535,229
Fannie Mae	5.50%	1/1/36	1,765,626	1,790,342
Fannie Mae	5.50%	2/1/36	3,361,356	3,408,028
Fannie Mae	5.50%	3/1/36	6,939,688	7,035,814
Fannie Mae	5.50%	4/1/36	1,855,335	1,881,007
Fannie Mae	5.50%	6/1/36	3,752,066	3,803,983
Fannie Mae	5.50%	7/1/36	299,530	303,675
Fannie Mae	5.50%	8/1/36	42,996	43,591
Fannie Mae	5.50%	10/1/36	2,883,782	2,923,684
Fannie Mae	5.50%	11/1/36	7,394,402	7,496,716
Fannie Mae	5.50%	12/1/36	11,769,515	11,932,367
Fannie Mae	5.50%	1/1/37	15,047,712	15,255,492
Fannie Mae	5.50%	2/1/37	29,596,660	30,002,587
Fannie Mae	5.50%	3/1/37	57,148,534	57,930,433
Fannie Mae	5.50%	4/1/37	60,595,938	61,424,896
Fannie Mae	5.50%	5/1/37	59,509,486	60,323,678
Fannie Mae	5.50%	6/1/37	7,423,399	7,524,904
Fannie Mae	5.50%	7/1/37	8,495,918	8,612,089
Fannie Mae	5.50%	8/1/37	5,994,079	6,076,040
Fannie Mae	5.50%	9/1/37	1,459,877	1,479,838
Fannie Mae	5.50%	11/1/37	2,255,978	2,286,826
Fannie Mae	6.00%	6/1/23	328,603	338,617
Fannie Mae	6.00%	8/1/26	247,915	255,253
Fannie Mae	6.00%	6/1/27	8,867,369	9,128,148
Fannie Mae	6.00%	7/1/27	5,928,207	6,102,548
Fannie Mae	6.00%	8/1/27	5,540,771	5,703,718
Fannie Mae	6.00%	9/1/27	5,092,086	5,241,838
Fannie Mae	6.00%	10/1/27	1,485,248	1,528,927
Fannie Mae	6.00%	7/1/29	77,658	80,268
Fannie Mae	6.00%	12/1/31	537,950	556,034
Fannie Mae	6.00%	1/1/33	18,274	18,809
Fannie Mae	6.00%	6/1/33	96,809	99,590
Fannie Mae	6.00%	3/1/34	17,317	17,803
Fannie Mae	6.00%	7/1/34	32,037	33,012
Fannie Mae	6.00%	8/1/34	107,423	110,434
Fannie Mae	6.00%	10/1/34	574,354	590,454
Fannie Mae	6.00%	2/1/35	135,210	138,906
Fannie Mae	6.00%	4/1/35	112,483	115,636
Fannie Mae	6.00%	5/1/35	212,121	217,920
Fannie Mae	6.00%	7/1/35	392,172	402,893

Description	Rate	Maturity Date	Par	Value
Fannie Mae	6.00%	8/1/35	$49,556	$50,911
Fannie Mae	6.00%	9/1/35	88,438	90,855
Fannie Mae	6.00%	10/1/35	1,701,081	1,747,584
Fannie Mae	6.00%	11/1/35	1,748,202	1,795,993
Fannie Mae	6.00%	12/1/35	3,150,733	3,236,865
Fannie Mae	6.00%	1/1/36	6,823,683	7,007,821
Fannie Mae	6.00%	2/1/36	7,221,570	7,415,595
Fannie Mae	6.00%	3/1/36	10,300,309	10,573,069
Fannie Mae	6.00%	4/1/36	6,669,989	6,846,956
Fannie Mae	6.00%	5/1/36	6,813,562	6,995,824
Fannie Mae	6.00%	6/1/36	8,353,248	8,574,448
Fannie Mae	6.00%	7/1/36	11,932,700	12,248,686
Fannie Mae	6.00%	8/1/36	17,445,957	17,907,938
Fannie Mae	6.00%	9/1/36	14,301,231	14,680,663
Fannie Mae	6.00%	10/1/36	32,953,258	33,826,065
Fannie Mae	6.00%	11/1/36	8,217,403	8,435,005
Fannie Mae	6.00%	12/1/36	13,551,879	13,910,742
Fannie Mae	6.00%	1/1/37	17,621,717	18,088,349
Fannie Mae	6.00%	2/1/37	67,876,234	69,673,524
Fannie Mae	6.00%	3/1/37	6,234,436	6,399,408
Fannie Mae	6.00%	4/1/37	6,221,998	6,386,602
Fannie Mae	6.00%	5/1/37	8,578,208	8,805,103
Fannie Mae	6.00%	6/1/37	7,984,224	8,195,409
Fannie Mae	6.00%	7/1/37	2,164,601	2,221,855
Fannie Mae	6.00%	8/1/37	16,545,273	16,982,899
Fannie Mae	6.00%	9/1/37	19,143,366	19,649,712
Fannie Mae	6.00%	10/1/37	68,226,619	70,031,229
Fannie Mae	6.00%	11/1/37	75,996,418	78,006,538
Fannie Mae	6.00%	12/1/37	9,752,170	10,010,117
Fannie Mae	6.00%	1/1/38	30,960,049	31,778,948
Fannie Mae	6.50%	1/1/29	209,552	219,340
Fannie Mae	6.50%	2/1/32	166,051	173,350
Fannie Mae	6.50%	10/1/33	175,984	183,519
Fannie Mae	6.50%	1/1/37	1,876,575	1,948,534
Fannie Mae	6.50%	5/1/37	110,826	115,072
Fannie Mae	6.50%	9/1/37	3,815,820	3,962,035
Fannie Mae	6.50%	10/1/37	550,838	571,945
Fannie Mae	6.50%	11/1/37	1,346,453	1,398,047
Fannie Mae	6.50%	12/1/37	155,945	161,920
Fannie Mae	7.01%	8/1/22	130,589	139,571
Fannie Mae	7.50%	9/1/30	24,250	26,236
Fannie Mae	7.50%	12/1/30	26,858	29,056
Fannie Mae	7.50%	8/1/31	59,744	64,580
Fannie Mae	7.50%	11/1/31	71,086	76,904
Freddie Mac	5.00%	7/1/34	66,010	65,796
Freddie Mac	5.00%	4/1/35	339,115	337,819
Freddie Mac	5.00%	6/1/35	94,377	94,016
Freddie Mac	5.00%	8/1/35	107,674	107,262
Freddie Mac	5.00%	9/1/35	744,149	741,304
Freddie Mac	5.00%	11/1/35	118,920	118,465

Description	Rate	Maturity Date	Par	Value
Freddie Mac	5.00%	12/1/35	$42,084	$41,924
Freddie Mac	5.00%	2/1/36	259,361	258,369
Freddie Mac	5.50%	1/1/35	386,078	391,397
Freddie Mac	5.50%	6/1/35	876,341	888,414
Freddie Mac	5.50%	7/1/36	1,954,152	1,979,393
Freddie Mac	5.50%	2/1/37	497,431	503,856
Freddie Mac	5.50%	3/1/37	371,360	376,157
Freddie Mac	5.50%	4/1/37	1,205,961	1,221,329
Freddie Mac	5.50%	6/1/37	142,191	144,003
Freddie Mac	5.50%	7/1/37	936,575	948,509
Freddie Mac	5.50%	8/1/37	6,163,346	6,241,885
Freddie Mac	5.50%	10/1/37	689,600	698,387
Freddie Mac	6.00%	4/1/17	1,273,493	1,317,204
Freddie Mac	6.00%	5/1/17	141,188	146,034
Freddie Mac	6.00%	6/1/17	152,266	157,503
Freddie Mac	6.00%	7/1/17	322,100	333,156
Freddie Mac	6.00%	7/1/27	3,517,931	3,618,341
Freddie Mac	6.00%	8/1/27	1,499,471	1,542,269
Freddie Mac	6.00%	10/1/27	6,387,591	6,569,908
Freddie Mac	6.00%	9/1/37	5,164,727	5,296,866
Freddie Mac	7.00%	4/1/29	35,399	37,764
Freddie Mac	7.00%	2/1/30	14,910	15,900
Freddie Mac	7.00%	3/1/30	33,512	35,737
				$3,358,238,753

Fixed Income SHares—Series R
Schedule of Investments
January 31, 2008 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
U.S. TREASURY BONDS & NOTES–124.1%
$800	U.S. Treasury Bonds & Notes, 4.125%, 8/31/12	NR/NR	$848,001
	U.S. Treasury Inflation Indexed Bonds & Notes (e),
4,270	0.875%, 4/15/10	NR/NR	4,321,546
1,980	1.625%, 1/15/15 (c)	NR/NR	2,060,805
19,660	1.75%, 1/15/28	NR/NR	19,831,881
16,471	1.875%, 7/15/13	NR/NR	17,460,627
12,311	1.875%, 7/15/15 (c)	NR/NR	13,024,146
20,531	2.00%, 1/15/26 (c)	NR/NR	21,461,139
8,254	2.375%, 4/15/11 (c)	NR/NR	8,760,664
10,207	2.375%, 1/15/17 (c)	NR/NR	11,206,490
29,195	2.375%, 1/15/25 (c)	NR/NR	32,091,901
1,014	2.625%, 7/15/17	NR/NR	1,136,995
12,069	3.50%, 1/15/11 (c)	NR/NR	13,189,774
11,558	3.625%, 4/15/28 (c)	NR/NR	15,334,316
1,598	3.875%, 4/15/29	NR/NR	2,212,489
14,358	4.25%, 1/15/10 (c)	NR/NR	15,496,028
	Total U.S. Treasury Bonds & Notes (cost–$176,904,943)		178,436,802
U.S. GOVERNMENT AGENCY SECURITIES–61.7%
	Fannie Mae–58.1%
587	5.00%, 1/1/37, MBS	Aaa/AAA	585,301
206	5.50%, 2/1/37, MBS	Aaa/AAA	208,353
20,573	5.50%, 3/1/37, MBS	Aaa/AAA	20,854,057
737	5.50%, 4/1/37, MBS	Aaa/AAA	747,209
4,500	5.50%, TBA, MBS (c)	Aaa/AAA	4,559,765
29	5.988%, 10/1/44, FRN, MBS	Aaa/AAA	28,872
748	6.00%, 9/1/22, MBS	Aaa/AAA	773,768
54	6.00%, 8/1/36, MBS	Aaa/AAA	55,095
538	6.00%, 9/1/36, MBS	Aaa/AAA	552,027
12,549	6.00%, 12/1/36, MBS	Aaa/AAA	12,881,506
7,856	6.00%, 3/1/37, MBS	Aaa/AAA	8,063,895
3,832	6.00%, 4/1/37, MBS	Aaa/AAA	3,933,639
720	6.00%, 6/1/37, MBS	Aaa/AAA	739,408
11,472	6.00%, 8/1/37, MBS	Aaa/AAA	11,775,747
17,286	6.00%, 10/1/37, MBS	Aaa/AAA	17,742,902
			83,501,544
	Freddie Mac–1.9%
100	5.00%, TBA, MBS (c)	Aaa/AAA	99,391
1,009	4.466%, 2/15/19, CMO, FRN	Aaa/AAA	1,002,246
851	6.701%, 9/1/36, FRN, MBS	Aaa/AAA	874,426
766	6.745%, 7/1/36, FRN, MBS	Aaa/AAA	786,159
			2,762,222

Fixed Income SHares—Series R
Schedule of Investments
January 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Government National Mortgage Association–1.7%
$529	5.50%, 6/15/37, MBS	Aaa/AAA	$540,124
66	5.50%, 8/15/37, MBS	Aaa/AAA	67,682
12	6.00%, 8/15/31, MBS	Aaa/AAA	12,190
585	6.00%, 9/15/34, MBS	Aaa/AAA	604,922
383	6.00%, 7/15/37, MBS	Aaa/AAA	395,388
159	6.50%, 9/15/36, MBS	Aaa/AAA	165,585
288	6.50%, 11/15/36, MBS	Aaa/AAA	299,804
293	6.50%, 8/15/37, MBS	Aaa/AAA	304,832
90	6.50%, 9/15/37, MBS	Aaa/AAA	93,356
			2,483,883
	Total U.S. Government Agency Securities (cost–$86,791,689)		88,747,649
CORPORATE BONDS & NOTES–5.8%
	Banking–1.7%
300	American Express Bank FSB, 6.00%, 9/13/17	Aa3/A+	307,411
200	American Express Centurion Bank, 6.00%, 9/13/17	Aa3/A+	203,164
600	Bank of America NA, 5.04%, 2/27/09, FRN	Aaa/AA+	599,523
	Barclays Bank PLC,
800	5.45%, 9/12/12	Aa1/AA	839,228
100	7.434%, 12/15/17, FRN (b)(d)	Aa3/NR	104,890
€100	Royal Bank of Scotland Group PLC, 7.092%, 9/29/17, FRN (d)	Aa3/A	142,978
$300	Wachovia Bank N.A., 5.194%, 12/2/10, FRN	Aa1/AA	298,183
			2,495,377
	Financial Services–3.4%
300	Bear Stearns Cos., Inc., 6.95%, 8/10/12	A2/A+	311,263
100	C10 Capital SPV Ltd., 6.722%, 12/31/16, FRN (b)(d)	NR/BBB−	87,732
600	Citigroup Funding, Inc., 4.873%, 12/28/09, FRN	Aa3/AA−	593,890
800	Ford Motor Credit Co. LLC, 7.875%, 6/15/10	B1/B	754,124
700	General Motors Acceptance Corp. LLC, 6.875%, 9/15/11	Ba3/BB+	613,354
700	Goldman Sachs Group, Inc., 6.75%, 10/1/37	A1/A+	689,775
100	Lehman Brothers Holdings, Inc., 6.20%, 9/26/14	A1/A+	103,242
350	Longpoint Re Ltd., 10.241%, 5/8/10, FRN (a)(b)	NR/BB+	357,992
400	Merna Reinsurance Ltd., 5.48%, 7/7/10, FRN (a)	Aa2/NR	391,520
300	Mystic Re Ltd., 15.081%, 6/7/11, FRN (a)(b)	NR/B+	313,675
600	Rockies Express Pipeline LLC, 5.776%, 8/20/09, FRN (b)	Baa2/BBB	601,567
			4,818,134
	Insurance–0.2%
300	Residential Reins Ltd., 12.374%, 6/7/10, FRN (a)(b)	NR/BB	308,161
	Paper/Paper Products–0.3%
500	Weyerhaeuser Co., 5.884%, 9/24/09, FRN	Baa2/BBB	497,032

Fixed Income SHares—Series R
Schedule of Investments
January 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Retail–0.2%
$200	Wal-Mart Stores, Inc., 5.80%, 2/15/18	Aa2/AA	$213,389
	Total Corporate Bonds & Notes (cost–$8,288,969)		8,332,093
SOVEREIGN DEBT OBLIGATIONS–3.5%
	Japan–3.1%
	Japanese Government CPI Linked Bond (e),
¥412,870	0.80%, 12/10/15	A1/AA	3,843,002
¥ 60,600	1.20%, 6/10/17	A1/NR	574,250
			4,417,252
	United Kingdom–0.4%
£100	United Kingdom Gilt Inflation Linked, 2.50%, 5/20/09 (e)	Aaa/AAA	529,325
	Total Sovereign Debt Obligations (cost–$4,586,140)		4,946,577
MORTGAGE-BACKED SECURITIES–0.9%
	Bear Stearns Adjustable Rate Mortgage Trust, CMO, FRN,
$426	4.125%, 3/25/35	Aaa/AAA	425,978
246	4.55%, 8/25/35	Aaa/AAA	244,063
	Citigroup Mortgage Loan Trust, Inc., CMO, FRN,
155	4.248%, 8/25/35	Aaa/AAA	155,544
109	4.748%, 8/25/35	Aaa/AAA	107,704
56	Countrywide Home Loan Mortgage Pass-Through Trust,
	3.716%, 6/25/35, CMO, FRN (b)	Aaa/AAA	54,091
288	GSR Mortgage Loan Trust, 4.539%, 9/25/35, CMO, FRN	NR/AAA	282,337
54	Lehman XS Trust, 3.456%, 7/25/46, FRN, CMO	Aaa/AAA	53,526
	Total Mortgage-Backed Securities (cost–$1,310,867)		1,323,243
CONVERTIBLE BONDS–0.7%
	Oil & Gas–0.7%
900	Chesapeake Energy Corp., 2.50%, 5/15/37 (cost–$892,035)	Ba3/BB	979,875
ASSET-BACKED SECURITIES–0.4%
590	Bear Stearns Asset Backed Securities, Inc., 4.376%, 10/25/37, FRN (cost–$590,375)	Aaa/AAA	572,386
MUNICIPAL BONDS–0.1%
	New York–0.1%
100	New York City Municipal Water Finance Auth.,
	Water & Sewer System Rev., 4.75%, 6/15/38, Ser. D	Aa2/AA+	100,681
	West Virginia–0.0%
100	Tobacco Settlement Finance Auth. Rev., 7.467%, 6/1/47, Ser. A	Baa3/BBB	98,647
	Total Municipal Bonds (cost–$194,897)		199,328

Fixed Income SHares—Series R
Schedule of Investments
January 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
SHORT-TERM INVESTMENTS–3.6%
	Corporate Notes–1.5%
	Banking–0.2%
$100	Rabobank Netherland, 4.278%, 1/15/09, FRN (b)	Aaa/AAA	$100,044
200	Unicredit Luxembourg Finance S.A., 3.768%, 10/24/08, FRN (b)	Aa2/A+	199,695
			299,739
	Financial Services–0.9%
1,100	Abbey National Treasury Services PLC, 5.67%, 7/2/08, VRN	NR/NR	1,100,303
100	General Electric Capital Corp., 5.173%, 12/12/08, FRN	Aaa/AAA	100,109
			1,200,412
	Telecommunications–0.4%
600	BellSouth Corp., 4.24%, 4/26/08 (b)	A2/A	600,285
	Total Corporate Notes (cost–$2,093,715)		2,100,436
	Commercial Paper–1.0%
	Financial Services–1.0%
1,300	Citibank, 5.94%, 2/1/08 (b)	P-1/A-1	1,300,000
100	UBS Finance LLC, 3.07%, 4/23/08	P-1/A-1+	99,299
	Total Commercial Paper (cost–$1,399,301)		1,399,299
	U.S. Treasury Bills (f)–0.6%
920	2.99%-3.20%, 2/28/08-3/13/08 (cost–$916,998)		916,998
	Certificates of Deposit–0.3%
200	Royal Bank of Scotland PLC, 5.074%, 3/26/08, VRN	P-1/A-1+	199,991
200	Societe Generale, 5.079%, 3/26/08, VRN	NR/A-1+	199,992
	Total Certificates of Deposit (cost–$399,983)		399,983
	Repurchase Agreement–0.2%
348	State Street Bank & Trust Co., dated 1/31/08, 2.65%, due 2/1/08, proceeds $348,026; collateralized by Fannie Mae, 5.00% due 2/27/08, valued at $358,313 including accrued interest (cost–$348,000)		348,000
	Total Short-Term Investments (cost–$5,157,997)		5,164,716

Fixed Income SHares—Series R
Schedule of Investments
January 31, 2008 (unaudited) (continued)

Contracts/ Notional Amount		Value*
OPTIONS PURCHASED (g)–0.1%
	Call Options–0.1%
	Euro versus U.S. Dollar (OTC),
$500,000	strike price $1.35, expires 6/26/08	$64,066
600,000	strike price $1.39, expires 7/8/10	61,203
	Financial Future Euro–90 day (CME),
63	strike price $99, expires 3/17/08	—
	Freddie Mac (OTC),
16,000,000	strike price $103.75, expires 2/5/08	—
	U.S. Treasury Bond 30 yr. Futures (CBOT),
16	strike price $139, expires 2/22/08	250
	U.S. Treasury Inflation Index Bonds (OTC),
20,000,000	strike price $118, expires 5/1/08	4,687
10,000,000	strike price $119.50, expires 5/1/08	4,100
	U.S. Treasury Notes 5 yr. Futures (CBOT),
20	strike price $126, expires 2/22/08	313
74	strike price $127, expires 2/22/08	1,156
		135,775
	Put Options–0.0%
	Euro versus U.S. Dollar (OTC),
500,000	strike price $1.35, expires 6/26/08	2,277
600,000	strike price $1.39, expires 7/8/10	26,550
	U.S. Treasury Inflation Index Bonds (OTC),
20,000,000	strike price $67.50, expires 3/14/08	20
29,000,000	strike price $73, expires 3/14/08	29
10,000,000	strike price $78, expires 2/20/08	10
10,000,000	strike price $78.09, expires 2/20/08	10
4,000,000	strike price $81.06, expires 2/20/08	4
10,000,000	strike price $82.41, expires 2/20/08	10
12,000,000	strike price $88.50, expires 4/11/08	12
15,000,000	strike price $89.50, expires 3/14/08	15
9,000,000	strike price $89.50, expires 4/11/08	9
2,500,000	strike price $97.50, expires 4/11/08	2
14,000,000	strike price $101, expires 3/14/08	560
	United Kingdom–90 day (CME),
218	strike price $93, expires 3/19/08	—
109	strike price $92.75, expires 6/18/08	—

Fixed Income SHares—Series R
Schedule of Investments
January 31, 2008 (unaudited) (continued)

Contracts/ Notional Amount			Value*
	Put Options-0.0% (continued)
	U.S. Treasury Notes 10 yr. Futures (CBOT),
$83	strike price $101.50, expires 2/22/08		$1,297
152	strike price $102, expires 2/22/08		2,375
59	strike price $107, expires 2/22/08		922
			33,102
	Total Options Purchased (cost–$143,496)		169,877
	Total Investments before options written–200.9% (cost–$284,861,408)		288,872,546
OPTIONS WRITTEN (g)–(0.6)%
	Call Options–(0.6)%
2,000,000	2-Year Interest Rate Swap (OTC), Pay 3-Month USD LIBOR Floating Rate Index, strike rate 5.37%, expires 9/20/10		(110,614)
126	U.S. Treasury Notes 10 yr. Futures (CBOT), strike price $111, expires 2/22/08		(720,562)
			(831,176)
	Put Options–(0.0)%
2,000,000	2-Year Interest Rate Swap (OTC), Pay 3-Month USD LIBOR Floating Rate Index, strike rate 5.37%, expires 9/20/10		(46,356)
	Total Options Written (premiums received–$179,459)		(877,532)
	Total Investments net of options written (cost–$284,681,949)	200.3%	287,995,014
	Other liabilities in excess of other assets	(100.3)	(144,208,622)
	Net Assets	100.0%	$143,786,392

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their discretion, pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (‘‘NYSE’’) on each day the NYSE is open for business.

(a)	Illiquid security.
(b)	144A Security — Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	When-issued or delayed-delivery security. To be settled/delivered after January 31, 2008.
(d)	Maturity date shown is date of next put.
(e)	Inflationary Bonds — Principal amount of security is adjusted for inflation.
(f)	All or partial amount segregated as collateral for futures contracts, swaps and/or options written.
(g)	Non-income producing.

Glossary:

€ – Euro
£ – Great British Pound
¥ – Japanese Yen
CBOT – Chicago Board of Trade
CME – Chicago Mercantile Exchange
CMO – Collateralized Mortgage Obligation
CPI – Consumer Price Index
FRN – Floating Rate Note. The interest rate disclosed reflects the rate in effect on January 31, 2008.
LIBOR – London Inter-Bank Offered Rate
MBS – Mortgage-Backed Securities
NR – Not Rated
OTC – Over the Counter
TBA – To Be Announced
VRN – Variable Rate Note. The interest rate disclosed reflects the rate in effect on January 31, 2008.

Other Investments:

(1)	Futures contracts outstanding at January 31, 2008:

Type		Contracts	Market Value (000)	Expiration Date	Unrealized Appreciation (Depreciation)
Long:	Euribor Futures	28	$9,997	3/17/09	$30,348
	Euribor Futures	28	9,995	6/16/09	22,992
	Euribor Futures	30	10,703	9/16/09	19,216
	Euribor Futures	30	10,693	12/15/09	16,275
	Financial Future British Pound – 90 day	70	16,452	3/20/08	30,883
	Financial Future British Pound – 90 day	129	30,434	6/19/08	174,181
	Financial Future British Pound – 90 day	16	3,785	9/18/08	23,823
	Financial Future British Pound – 90 day	18	4,265	12/18/08	32,519
	Financial Future British Pound – 90 day	4	948	3/31/09	7,630
	Financial Future British Pound – 90 day	4	948	6/18/09	7,709
	Financial Future Euro – 90 day	92	22,438	9/15/08	240,925
	Financial Future Euro – 90 day	165	40,122	3/16/09	943,522
	Financial Future Euro – 90 day	46	11,143	9/14/09	184,532
	Japanese Yen 10 yr. Future	1	1,296	3/12/08	12,564
	U.S. Treasury Notes 10 yr. Futures	476	55,558	3/19/08	1,150,682
Short:	Euribor Futures	(11)	(3,921)	9/16/08	(17,135)
	Euribor Futures	(12)	(4,282)	12/16/08	(25,227)
	Euro Bund 10 yr. Futures	(13)	(2,246)	3/7/08	14,506
	Financial Future Euro – 90 day	(29)	(7,039)	3/17/08	(112,375)
	Financial Future Euro – 90 day	(59)	(14,383)	6/16/08	(318,075)
	U.S. Treasury Bond Futures	(361)	(43,072)	3/19/08	(391,721)
	U.S. Treasury Notes 5 yr. Futures	(10)	(1,130)	3/31/08	(28,984)
					$2,018,791

(2) Transactions in options written for the three months ended January 31, 2008:

	Contracts/ Notional	Premiums
Options outstanding, October 31, 2007	4,000,126	$179,459
Options outstanding, January 31, 2008	4,000,126	$179,459

(3) Credit default swap agreements outstanding at January 31, 2008:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Payments Received (Paid) by Fund	Unrealized Appreciation (Depreciation)
Goldman Sachs
Bear Stearns	$100	12/20/12	(1.78)%	$2,467
GMAC	600	9/20/08	(5.05)%	7,135
GMAC	300	6/20/11	3.40%	(37,828)
GMAC	100	9/20/12	3.05%	(15,064)
GMAC	600	9/20/12	5.35%	(46,794)
Newell Rubbermaid	700	12/20/12	(0.319)%	11,596
Lehman Brothers
Dow Jones CDX	200	12/20/12	3.33%	(13,106)
VF	1,300	12/20/12	(0.449)%	4,015
Merrill Lynch & Co.
Dow Jones CDX	300	6/20/12	2.75%	(11,710)
GMAC	100	9/20/12	(4.80)%	9,536
Morgan Stanley
Dow Jones CDX	4,600	12/20/17	(0.80)%	8,057
Ford Motor Credit	100	9/20/12	3.80%	(9,578)
Goldman Sachs	100	9/20/12	0.75%	(348)
Nordstrom	1,300	12/20/12	(0.61)%	16,791
Staples	1,300	12/20/12	(0.70)%	11,361
TJX Cos.	1,300	12/20/12	(0.46)%	12,078
				$(51,392)
(4) Interest rate swap agreements outstanding at January 31, 2008:

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)
Goldman Sachs	$6,400	6/18/10	3-Month USD-LIBOR	4.00%	$119,625
Goldman Sachs	€2,300	12/15/11	5-Year French CPI Ex-Tobacco Daily Reference Index	1.976%	(25,680)
Goldman Sachs	€2,400	3/15/12	5-Year French CPI Ex-Tobacco Daily Reference Index	1.995%	(32,402)
Goldman Sachs	€6,600	3/30/12	5-Year French CPI Ex-Tobacco Daily Reference Index	1.96%	(115,402)
Goldman Sachs	€500	6/17/15	4.50%	6-month EUR-LIBOR	41,316
Goldman Sachs	£2,500	9/15/15	5.00%	6-Month GBP-LIBOR	(68,505)
Goldman Sachs	¥50,000	6/20/17	2.00%	6-Month JPY-LIBOR	(4,655)
Goldman Sachs	£1,400	1/3/18	5-Year French CPI Ex-Tobacco Daily Reference Index	3.11%	(32,152)
Lehman Brothers	$800	6/18/15	5.00%	3-Month USD-LIBOR	(35,767)
Merrill Lynch & Co.	BRL2,000	1/2/12	BRL-CDI-Compounded	12.54%	506
Merrill Lynch & Co.	$4,000	6/18/18	5.00%	3-Month USD-LIBOR	(177,425)
Morgan Stanley	¥400,000	3/18/09	6-Month JPY-LIBOR	1.00%	14,766
Morgan Stanley	AUD3,200	12/15/09	6-Month Australian Bank Bill	7.00%	(11,121)
Morgan Stanley	$500	6/18/10	3-Month USD-LIBOR	4.00%	9,918
Morgan Stanley	BRL1,100	1/2/12	BRL-CDI-Compounded	12.54%	(1,259)
Morgan Stanley	BRL7,700	1/2/12	BRL-CDI-Compounded	10.115%	(179,563)
Morgan Stanley	$2,500	6/18/13	3-Month USD-LIBOR	4.00%	82,914
Morgan Stanley	€100	6/15/17	4.00%	6-Month EUR-LIBOR	4,373
Morgan Stanley	AUD400	12/15/17	6.75%	6-Month Australian Bank Bill	5,943
					$(404,570)

AUD – Australian Dollar
BRL – Brazilian Real
CDI – Inter-Bank Deposit Cetificate
CPI – Comsumer Price Index
€/EUR – Euro
£/GBP – Great British Pound
¥/JPY – Japanese Yen
LIBOR – London Inter-bank Offered Rate

(5) Forward foreign currency contracts outstanding at January 31, 2008:

	U.S.$ Value Origination Date	U.S.$ Value January 31, 2008	Unrealized Appreciation (Depreciation)
Purchased:
96,466 Brazilian Real settling 3/4/08	$51,000	$54,399	$3,399
6,946,921 Brazilian Real settling 7/2/08	3,719,338	3,830,480	111,142
96,466 Brazilian Real settling 12/2/08	52,200	51,510	(690)
4,576,189 Chinese Yuan Renminbi settling 3/7/08	624,000	642,986	18,986
7,534,071 Chinese Yuan Renminbi settling 3/2/09	1,064,500	1,145,289	80,789
76,133,578 Japanese Yen settling 2/7/08	679,000	716,403	37,403
471,682,450 South Korean Won settling 5/30/08	505,691	498,540	(7,151)
17,563,550 South Korean Won settling 8/4/08	18,504	18,554	50
13,416,963 Mexican Peso settling 3/13/08	1,366,507	1,375,398	8,891
19,540,805 Mexican Peso settling 7/10/08	1,740,137	1,772,658	32,521
499,352 Malaysian Ringgit settling 5/21/08	148,000	154,092	6,092
1,478,562 Polish Zloty settling 7/10/08	538,039	599,891	61,852
21,707,750 Russian Ruble settling 11/19/08	877,151	871,667	(5,484)
28,914 Singapore Dollar settling 2/20/08	19,434	20,415	981
768,178 Singapore Dollar settling 5/22/08	514,290	544,330	30,040
Sold:
96,466 Brazilian Real settling 3/4/08	55,061	54,400	661
4,576,189 Chinese Yuan Renminbi settling 3/7/08	625,487	642,986	(17,499)
7,534,071 Chinese Yuan Renminbi settling 3/2/09	1,077,457	1,145,289	(67,832)
733,000 Euro settling 2/26/08	1,085,921	1,084,531	1,390
1,282,000 British Pounds settling 3/6/08	2,537,527	2,543,227	(5,700)
569,836,000 Japanese Yen settling 2/7/08	5,133,704	5,362,057	(228,353)
14,946,700 Mexican Peso settling 3/13/08	1,370,000	1,375,397	(5,397)
1,696,064 Mexican Peso settling 7/10/08	152,517	153,860	(1,343)
			$54,748

Allianz Dresdner Daily Asset Fund
Schedule of Investments
January 31, 2008 (unaudited)

Principal Amount (000)		Value*
CORPORATE NOTES–43.4%
$24,878	American Express Co., 5.255%, 3/5/08, FRN	$24,884,306
51,005	Berkshire Hathaway Finance Corp., 4.938%, 2/19/08, FRN	51,002,662
	Beta Finance, Inc., FRN (a)(b)(c),
50,000	3.155%, 2/1/08	49,997,172
30,000	3.205%, 2/1/08	30,000,469
50,000	3.371%, 2/25/08	50,002,329
110,000	4.914%, 2/20/08	109,979,039
39,000	4.98%, 2/25/08	38,992,366
23,000	BMW US Capital LLC, 4.256%, 2/15/08, FRN (a)	23,000,000
10,000	BNP Paribas, 3.285%, 2/26/08, FRN (a)	10,000,000
	CC USA, Inc., FRN (a)(b)(c),
5,100	3.205%, 2/1/08	5,100,000
2,000	3.685%, 2/1/08	1,999,368
100,000	4.835%, 2/14/08	99,981,220
60,000	4.98%, 2/22/08	59,988,362
86,000	4.995%, 2/26/08	85,983,167
	CIT Group, Inc., FRN,
25,000	3.265%, 2/1/08	25,003,291
15,415	5.052%, 2/21/08	15,415,652
9,680	Credit Suisse USA, Inc., 3.335%, 2/1/08, FRN	9,684,684
	Dexia Credit Local S.A,
2,000	3.235%, 2/28/08, FRN	1,999,875
	Dorada Finance, Inc., FRN (a)(b)(c),
2,900	3.205%, 2/1/08	2,900,000
15,000	3.371%, 2/25/08	15,000,888
60,000	4.495%, 2/6/08	59,992,324
	Five Finance, Inc., FRN (a)(b)(c),
70,000	3.153%, 2/1/08	69,998,470
50,000	3.153%, 2/28/08	49,997,699
	General Electric Capital Corp., FRN,
1,700	3.344%, 4/28/08	1,700,815
41,140	4.004%, 2/22/08	41,158,351
5,900	5.171%, 3/4/08	5,899,819
50,000	Goldman Sachs Group, Inc., 3.406%, 4/29/08, FRN	49,956,365
70,000	Harrier Finance Funding U.S. LLC, 3.20%, 2/1/08, FRN (a)(b)(c)	70,000,104
75,000	HSH Nordbank AG, 3.944%, 2/21/08, FRN (a)	75,000,000
20,000	JPMorgan Chase & Co., 4.351%, 2/11/08, FRN	20,000,000
	K2 USA LLC, FRN (a)(b)(c),
25,000	3.195%, 2/1/08	25,001,018
25,000	5.03%, 2/26/08	25,000,504
20,000	Lehman Brothers Holdings, Inc., 3.245%, 2/1/08, FRN	20,003,799
	Links Finance LLC, FRN (a)(b)(c),
30,000	3.929%, 2/22/08	30,000,573

Allianz Dresdner Daily Asset Fund
Schedule of Investments
January 31, 2008 (unaudited) (continued)

Principal Amount (000)		Value*
$25,000	4.231%, 2/15/08	$25,000,738
50,000	5.00%, 2/25/08	49,999,986
31,000	Macquarie Bank Ltd., 3.954%, 2/21/08, FRN (a)	31,000,000
	Merrill Lynch & Co., Inc., FRN,
92,000	3.235%, 2/1/08	92,017,042
15,000	3.315%, 2/27/08	14,998,064
40,000	3.335%, 2/1/08	40,023,811
75,000	3.924%, 2/22/08	75,000,000
1,200	4.191%, 2/19/08	1,200,524
4,350	5.105%, 2/22/08	4,346,138
	Morgan Stanley, FRN,
7,500	3.361%, 4/25/08	7,498,774
10,000	4.725%, 2/4/08	10,000,000
14,000	Northern Rock PLC, 4.66%, 2/4/08, FRN (a)(c)	14,000,000
50,000	Royal Bank of Canada, 4.51%, 2/6/08 FRN (a)	50,000,000
	Sigma Finance, Inc., FRN (a)(b)(c),
100,000	3.178%, 2/1/08	99,991,592
10,000	3.19%, 2/1/08	9,999,471
153,000	3.205%, 2/1/08	153,009,546
1,200	4.381%, 2/11/08	1,199,932
70,000	Tango Finance Corp., 3.168%, 2/1/08, FRN (a)(b)(c)	69,997,378
	UniCredito Italiano Bank Ireland PLC, FRN (a),
50,000	4.433%, 4/11/08	50,000,000
25,000	4.461%, 2/11/08	25,000,000
	Total Corporate Notes (cost–$2,078,907,687)	2,078,907,687
TIME DEPOSITS–31.9%
250,000	Danske Bank, 3.11%, 2/1/08	250,000,000
250,000	Deutsche Bank AG, 3.125%, 2/1/08	250,000,000
200,000	Dexia Credit Local S.A, 3.12%, 2/1/08	200,000,000
250,000	ING Bank Grand Cayman, 3.08%, 2/1/08	250,000,000
250,000	Lloyd’s Bank PLC, 3.08%, 2/1/08	250,000,000
77,641	Natixis S.A. Grand Cayman, 3.09%, 2/1/08	77,640,620
250,000	Rabobank, 3.063%, 2/1/08	250,000,000
	Total Time Deposits (cost–$1,527,640,620)	1,527,640,620
CERTIFICATES OF DEPOSIT–15.0%
3,700	Abbey National Treasury Services PLC, 4.581%, 2/4/08, FRN	3,697,973
38,000	Bank of Nova Scotia, 4.574%, 2/4/08, FRN	37,996,992
	Banque Nationale de Paris, FRN,
37,300	3.228%, 2/28/08	37,290,607
40,000	4.543%, 2/4/08	39,984,275
20,500	BNP Paribas, 4.54%, 2/4/08	20,496,564

Allianz Dresdner Daily Asset Fund
Schedule of Investments
January 31, 2008 (unaudited) (continued)

Principal Amount (000)			Value*
	Fortis Bank S.A. NV, FRN,
$91,700	3.226%, 2/29/08		$91,680,296
8,900	3.23%, 2/28/08		8,893,582
10,000	4.026%, 2/19/08		9,999,285
	Royal Bank of Canada, FRN,
26,100	3.226%, 2/29/08		26,094,144
90,000	3.258%, 2/29/08		89,976,058
	Royal Bank of Scotland PLC, FRN,
222,500	3.23%, 2/26/08		222,487,239
20,500	4.54%, 2/4/08		20,494,982
	Societe Generale, FRN,
5,100	3.234%, 2/28/08		5,099,133
65,600	3.235%, 2/26/08		65,595,854
39,300	3.261%, 2/29/08		39,285,296
	Total Certificates of Deposit (cost–$719,072,280)		719,072,280
MORTGAGE-BACKED SECURITIES–3.8%
20,000	Aire Valley Mortgages PLC, 3.949%, 2/20/08, CMO, FRN (a)		20,000,000
30,000	Granite Master Issuer PLC, 4.003%, 2/17/08, CMO, FRN		30,000,000
35,000	Holmes Master Issuer PLC, 4.216%, 2/15/08, CMO, FRN		35,000,000
98,639	Paragon Mortgages PLC, 4.236%, 2/15/08, CMO, FRN (a)		98,639,460
	Total Mortgage-Backed Securities (cost–$183,639,460)		183,639,460
COMMERCIAL PAPER–2.6%
125,000	K2 USA LLC, 3.979%, 8/20/08 (a)(b)(c) (cost–$124,979,406)		124,979,406
MASTER NOTES–1.9%
90,000	Bear Stearns Cos., Inc., 3.325%, 2/1/08 (c) (cost–$90,000,000)		90,000,000
BANK NOTES–1.5%
	Bank of America NA, FRN,
65,000	3.175%, 2/1/08		64,998,761
1,700	3.331%, 4/25/08		1,700,154
2,400	Wachovia Bank NA, 3.275%, 2/27/08, FRN		2,399,809
	Total Bank Notes (cost–$69,098,724)		69,098,724
REPURCHASE AGREEMENT–0.0%
637	State Street Bank & Trust Co., dated 1/31/08, 2.65%, due 2/1/08, proceeds $637,047; collateralized by Fannie Mae, 5.95% due 11/7/36, valued at $651,938 including accrued interest (cost–$637,000)		637,000
	Total Investments (cost–$4,793,975,177)	100.1%	4,793,975,177
	Liabilities in excess of other assets	(0.1)	(7,141,867)
	Net Assets	100.0%	$4,786,833,310

Notes to Schedule of Investments:

*	The Fund values its investments on the basis of amortized cost which approximates market value. The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a constant dollar amortization to maturity of the difference the principal amount due at maturity and the initial cost of the security. The use of amortized cost is subject to compliance with the Fund’s amortized cost procedures and certain conditions under Rule 2a-7 of the 1940 Act.

The market value of each security held by the Fund is determined at least weekly using quotations or estimates of market value for individual portfolio investments, using values obtained from yield data relating to classes of money market instruments published by reputable sources or prices provided by an independent pricing service or other information. If the Adviser concludes that the price obtained for a security is not reliable or if a market-based price is not available for a particular security, the Adviser will estimate the fair value of the security, pursuant to procedures approved by the Board of Trustees. The aggregate market value and amortized cost value of the Fund’s securities are compared to determine the variance between the valuation methods. In the event that such deviation exceeds ¼ of 1%, the Adviser will notify the Fund’s principal officers and the Chairman of the Board of Trustees; if the deviation exceeds 3/8 of 1%, a Board of Trustees meeting will be convened. In the event that the per share net asset value based on market valuation differs from the per share net asset value based on amortized cost exceeds ½ of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

(a)	144A Security — Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(b)	Security issued by a structured investment vehicle.

(c)	Illiquid Security. Securities are generally considered to be liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security was valued. The Fund cannot invest more than 10% of its net assets (determined at the time of acquisition) in illiquid securities. Due to changes in market conditions during the period ended January 31, 2008, the Fund’s investments in structured investment vehicles and certain other securities were deemed to be illiquid. To the extent the Fund holds illiquid securities representing in excess of 10% of its net assets, the Fund may not purchase additional illiquid securities. At January 31, 2008, the Fund had 31.71% of its net assets invested in securities deemed to be illiquid. The Fund has and may continue to hold these investments in the expectation that the Fund’s return over time will exceed the proceeds of an immediate sale. The relative percentage of the Fund’s illiquid assets may increase as the Fund’s assets decline (see ‘‘Subsequent Event – Closure to Investment in the Fund’’ below.) Although these securities were categorized as illiquid securities under the test stated above, all these securities were still in one of the top two investment rating categories, were still performing assets and represented minimal credit risk as defined under SEC Rule 2a-4.

Glossary:

CMO – Collateralized Mortgage Obligation

FRN –	Floating Rate Note, maturity date shown is date of next rate change and the interest rate disclosed reflects the rate in effect on January 31, 2008.

Subsequent Event – Closure to investment in the Fund

The Adviser has substantially limited its use of the Fund as an investment vehicle under Dresdner Bank’s agency securities lending program, and accordingly, the Fund’s net assets are expected to decline overall as cash collateral invested in the Fund is returned to borrowers upon maturity or termination of loans secured thereby. The Fund is no longer selling shares, except for limited sales to certain existing investors.

Item 2.	Controls and Procedures
(a)

The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17CFR270.30A-3(c)), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d)) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Fixed Income SHares
By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: March 27, 2008

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: March 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: March 27, 2008

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: March 27, 2008